Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Granite Real Estate Investment Trust
Entity Central Index Key	0001564538
Document Type	40-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	46,832,908
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non-current assets:
Real estate properties, net	1,136,158	1,154,780
Deferred rent receivable	11,518	12,704
Future tax assets	3,924	1,292
Note receivable		2,543
Fixed assets, net	1,837	36
Other assets	3,532	3,598
Total non-current assets	1,156,969	1,174,953
Current assets:
Current portion of note receivable	2,612	5,339
Accounts receivable	3,662	6,557
Income taxes receivable	2,622	1,012
Prepaid expenses and other	745	645
Cash and cash equivalents	51,073	56,908
Restricted cash	522
Total assets	1,218,205	1,245,414
Non-current liabilities:
Senior unsecured debentures, net	263,589	263,236
Future tax liabilities	27,626	30,224
Deferred revenue	4,782	3,989
Total non-current liabilities	295,997	297,449
Current liabilities:
Deferred revenue	5,839	3,599
Accounts payable and accrued liabilities	26,464	14,441
Income taxes payable	12,904	20,685
Total liabilities	341,204	336,174
Shareholders' equity:
Common Shares (Shares issued - 46,833; December 31, 2011 - 46,871)	2,117,256	2,119,515
Contributed surplus	63,055	62,215
Deficit	(898,526)	(876,375)
Accumulated other comprehensive loss	(404,784)	(396,115)
Total shareholders' equity	877,001	909,240
Total liabilities and shareholders' equity	1,218,205	1,245,414
Commitments and contingencies

Consolidated Balance Sheets (Parenthetical) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Common shares, Shares issued	46,833	46,871	46,708
Granite Common Shares
Consolidated Balance Sheets
Common shares, Shares issued	46,833	46,871	46,161
Class B Common Shares
Consolidated Balance Sheets
Common shares, Shares issued			547

Consolidated Statements of Income (Loss) (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Rental	181,115	180,937	177,229
Interest and other income from MEC			1,893
Total revenue	181,115	180,937	179,122
Operating costs and expenses (income)
Property operating costs	5,694	3,061	2,864
General and administrative	30,930	46,708	44,710
Depreciation and amortization	42,773	42,701	42,413
Interest expense and other financing costs, net	15,871	15,749	18,753
Foreign exchange losses (gains), net	44	(218)	70
Write-down of long-lived assets		19,473
Impairment recovery related to loans receivable from MEC			(10,037)
Operating income	85,803	53,463	80,349
Gain (loss) on disposal of real estate	(21)	91
Other gains, net			2,049
Purchase price consideration adjustment			20,439
Income before income taxes	85,782	53,554	102,837
Income tax expense (recovery)	14,445	(4,388)	34,434
Income from continuing operations	71,337	57,942	68,403
Income (loss) from discontinued operations , net of income tax		94,449	(121,269)
Net income (loss)	71,337	152,391	(52,866)
Basic earnings (loss) per Common or Class B Share
- continuing operations (in dollars per share)	1.52	1.24	1.47
- discontinued operations (in dollars per share)		2.01	(2.6)
Total (in dollars per share)	1.52	3.25	(1.13)
Diluted earnings (loss) per Common or Class B Share
- continuing operations (in dollars per share)	1.52	1.23	1.47
- discontinued operations (in dollars per share)		2.01	(2.6)
Total (in dollars per share)	1.52	3.24	(1.13)
Weighted average number of Common and Class B Shares outstanding during the year (in thousands)
- Basic (in shares)	46,855	46,888	46,708
- Diluted (in shares)	46,876	46,970	46,708

Consolidated Statements of Comprehensive Income (Loss) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	71,337	152,391	(52,866)
Other comprehensive income (loss):
Foreign currency translation adjustment	(8,669)	1,076	(103,381)
Recognition of foreign currency translation gain in net income (loss)			(43)
Change in net unrecognized actuarial pension loss			(119)
Reclassification to net income (loss) of foreign currency translation gain of discontinued operations upon deconsolidation		(639)
Reclassification to net income (loss) of net unrecognized actuarial pension loss of discontinued operations upon deconsolidation		119
Comprehensive income (loss)	62,668	152,947	(156,409)

Consolidated Statements of Changes in Deficit (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Changes in Deficit
Deficit, beginning of year	(876,375)	(310,593)	(233,689)
Net income (loss)	71,337	152,391	(52,866)
Dividends	(93,488)	(37,543)	(24,038)
Distribution under Plan of Arrangement		(680,630)
Deficit, end of year	(898,526)	(876,375)	(310,593)

Consolidated Statements of Cash Flows (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Income from continuing operations	71,337	57,942	68,403
Items not involving current cash flows	42,342	62,032	27,323
Changes in non-cash working capital balances	2,967	(8,297)	(1,483)
Cash provided by operating activities	116,646	111,677	94,243
INVESTING ACTIVITIES
Real estate property additions	(29,808)	(48,511)	(10,124)
Proceeds from note receivable	4,973
Fixed asset additions	(1,841)	(16)	(69)
Proceeds on disposal of real estate, net	1,221	133
Decrease (increase) in other assets	(346)	155	(2,717)
Loan repayments from MEC			62,099
Loan advances to MEC, net			(14,269)
Acquisition of MEC Transferred Assets, net of cash			(50,518)
Cash used in investing activities	(25,801)	(48,239)	(15,598)
FINANCING ACTIVITIES
Dividends paid	(93,822)	(37,723)	(24,000)
Repurchase of Common Shares	(2,694)
Issuance of shares	956	7,023
Financing costs paid	(410)
Proceeds from bank indebtedness	42,000	36,500	79,000
Repayment of bank indebtedness	(42,000)	(49,500)	(66,000)
Repayment of long-term debt		(2,242)	(231)
Cash used in financing activities	(95,970)	(45,942)	(11,231)
Effect of exchange rate changes on cash and cash equivalents	(710)	2,118	(7,891)
Net cash flows provided by (used in) continuing operations	(5,835)	19,614	59,523
DISCONTINUED OPERATIONS
Cash provided by (used in) operating activities		293	(2,166)
Cash provided by (used in) investing activities		(47,944)	5,963
Cash used in financing activities			(119,837)
Net cash flows used in discontinued operations		(47,651)	(116,040)
Net decrease in cash and cash equivalents during the year	(5,835)	(28,037)	(56,517)
Cash and cash equivalents, beginning of year	56,908	84,945	141,462
Cash and cash equivalents, end of year	51,073	56,908	84,945
Less: cash and cash equivalents of discontinued operations, end of year			(18,573)
Cash and cash equivalents of continuing operations, end of year	51,073	56,908	66,372

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)   Organization, Segmented Information and Basis of Presentation

        Organization

  On June 13, 2012, Granite Real Estate Inc. ("Granite" or the "Company") changed its name from MI Developments Inc. following shareholder approval of the name change at its annual general and special meeting. The Company is the successor to Magna International Inc.'s ("Magna") real estate division, which prior to its spin-off from Magna on August 29, 2003 was organized as an autonomous business unit within Magna. The Company was formed as a result of four companies that amalgamated on August 29, 2003 under the Business Corporations Act (Ontario): 1305291 Ontario Inc., 1305272 Ontario Inc., 1276073 Ontario Inc. and the Company. These companies were wholly-owned subsidiaries of Magna and held Magna's real estate division and the controlling interest in Magna Entertainment Corp. ("MEC"). Class A Subordinate Voting Shares and Class B Shares were distributed to the shareholders of Magna of record on August 29, 2003 on the basis of one Class A Subordinate Voting Share for every two Class A Subordinate Voting Shares of Magna held, and one Class B Share for every two Class B Shares of Magna held. The Company also acquired Magna's controlling interest in MEC as a result of this spin-off transaction.

  On March 5, 2009, MEC and certain of its subsidiaries filed voluntary petitions for reorganization under Chapter 11 of Title 11 of the United States Code (the "Bankruptcy Code") in the United States Bankruptcy Court for the District of Delaware and were granted recognition of the Chapter 11 proceedings from the Ontario Superior Court of Justice under section 18.6 of the Companies' Creditors Arrangement Act in Canada. On February 18, 2010, the Company announced that MEC had filed the Joint Plan of Affiliated Debtors, an agreement amongst the Official Committee of Unsecured Creditors, the Company and MI Developments US Financing Inc. pursuant to the Bankruptcy Code (as amended, the "Plan") and related Disclosure Statement in connection with the MEC Chapter 11 proceedings. The Plan provided, among other things, that the assets of MEC remaining after certain asset sales were to be transferred to the Company, including, among other assets, Santa Anita Park, Golden Gate Fields, Gulfstream Park (including MEC's interest in The Village at Gulfstream Park™, a joint venture between MEC and Forest City Enterprises, Inc.), Portland Meadows, AmTote International, Inc. ("AmTote") and XpressBet, Inc. ("XpressBet®"). On March 23, 2010, the Plan was amended to include the transfer of The Maryland Jockey Club ("MJC") to the Company (together with the assets referred to in the preceding sentence, the "MEC Transferred Assets"). On April 30, 2010, the closing conditions of the Plan were satisfied or waived, and the Plan became effective following the close of business on April 30, 2010.

  On June 30, 2011, the Company completed a court-approved plan of arrangement (the "Arrangement") under the Business Corporations Act (Ontario) which eliminated the Company's dual class share capital structure through which Mr. Frank Stronach and his family controlled the Company (the "Stronach Shareholder"). Definitive agreements with respect to the Arrangement were entered into by the Company on January 31, 2011. The Arrangement was approved on March 29, 2011 by 98.08% of the votes cast by shareholders at the annual general and special meeting and, on March 31, 2011, the Ontario Superior Court of Justice issued a final order approving the Arrangement. The Arrangement eliminated the Company's dual class share capital structure through:

  i)
  the purchase for cancellation of 363,414 Class B Shares held by the Stronach Shareholder upon the transfer to the Stronach Shareholder of the Company's Racing & Gaming Business including U.S. $20 million of working capital at January 1, 2011, substantially all of the Company's lands held for development and associated assets and liabilities (the Company was granted an option to purchase at fair value certain of these development lands if needed to expand the Company's income-producing properties), a property located in the United States, an income-producing property located in Canada and cash in the amount of U.S. $8.5 million. In addition, the Stronach Shareholder received a 50% interest in the note receivable and cash proceeds from the sale of Lone Star LP (note 3), a 50% interest in any future payments under a holdback agreement relating to MEC's prior sale of The Meadows racetrack (note 22(e)) and a second right of refusal (behind Magna's first right of refusal) in respect of certain properties owned by the Company and leased to Magna in Oberwaltersdorf, Austria and Aurora, Canada (the assets and liabilities transferred to the Stronach Shareholder pursuant to the Arrangement are collectively referred to as the "Arrangement Transferred Assets & Business"); and

  ii)
  the purchase for cancellation by the Company of each of the other 183,999 Class B Shares in consideration for 1.2 Class A Subordinate Voting Shares per Class B Share, which following cancellation of the Class B Shares and together with the then outstanding Class A Subordinate Voting Shares were renamed Common Shares.

  On January 3, 2013, Granite completed its conversion from a corporate structure to a stapled unit Real Estate Investment Trust ("REIT") structure (note 23(a)).

  Segmented Information and Discontinued Operations

  The Company's reportable segments reflect the manner in which the Company is organized and managed by its senior management. Subsequent to the effective date of the Plan on April 30, 2010 until the completion of the Arrangement on June 30, 2011, the Company's operations were segmented between the "Real Estate Business" and the "Racing & Gaming Business". The Company's reportable segments were determined based upon the distinct nature of their operations and that each segment offered different services and was managed separately. However, as a result of the Arrangement noted above, the financial position and results of operations of the Arrangement Transferred Assets & Business have been presented as discontinued operations (note 21) and, as such, have been excluded from continuing operations for all periods presented. Accordingly, the Company's single reportable segment pertains to the Real Estate Business' income-producing properties.

  The Company's lands held for development and associated assets and liabilities, a property located in the United States and an income producing property located in Canada were previously presented in the Real Estate Business segment and have been presented as discontinued operations for the years ended December 31, 2011 and 2010.

  Real Estate Business

  Granite is a Canadian-based real estate company engaged in the ownership and management of predominantly industrial properties in North America and Europe. The Company owns and manages approximately 28 million square feet in 104 rental income properties. The Company's tenant base currently includes operating subsidiaries of Magna International Inc. (together "Magna") as its largest tenants, together with tenants from other industries.

  Racing & Gaming Business

  As a result of the Plan, following the close of business on April 30, 2010, the Company became the owner and operator of horse racetracks and a supplier, via simulcasting, of live horse racing content to the inter-track, off-track and account wagering markets.

  As a result of the Arrangement, the Racing & Gaming Business is included in discontinued operations (note 21). The Racing & Gaming Business owned and operated four thoroughbred racetracks located in the United States, as well as the simulcast wagering venues at these tracks, including: Santa Anita Park, Golden Gate Fields, Gulfstream Park (which includes a casino with alternative gaming machines) and Portland Meadows; XpressBet®, a United States based national account wagering business; AmTote, a provider of totalisator services to the pari-mutuel industry; and a thoroughbred training centre in Palm Meadows, Florida. The Racing & Gaming Business also included: a 50% joint venture interest in The Village at Gulfstream Park™, an outdoor shopping and entertainment centre located adjacent to Gulfstream Park; a 50% joint venture interest in HRTV, LLC, which owns Horse Racing TV®, a television network focused on horse racing; a 51% interest in Maryland RE & R LLC, a joint venture with real estate and racing operations in Maryland, including Pimlico Race Course, Laurel Park and a thoroughbred training centre and a 49% joint venture interest in Laurel Gaming LLC, a joint venture established to pursue gaming opportunities at the Maryland properties.

  Basis of Presentation

  The accompanying consolidated financial statements have been prepared in Canadian dollars following United States generally accepted accounting principles ("U.S. GAAP").

(b)   Consolidated Financial Statements

  The accompanying consolidated financial statements include the accounts of Granite and its subsidiaries (references to "Granite" or the "Company" include Granite's subsidiaries). All significant intercompany balances and transactions have been eliminated on consolidation.

(c)   Change in Reporting Currency

  The consolidated financial statements for periods prior to January 1, 2012 were reported using the U.S. dollar. As a result of the Company's shareholder base becoming increasingly Canadian and the Company's stated intention of becoming a Canadian Real Estate Investment Trust, and to mitigate the impact of foreign exchange fluctuations on the Company's reported results, effective January 1, 2012, the Company's reporting currency was changed to the Canadian dollar. With the change in the reporting currency, all comparative financial information has been recast from U.S. dollars to Canadian dollars to reflect the Company's consolidated financial statements as if they had been historically reported in Canadian dollars. The consolidated U.S. dollar balance sheet at December 31, 2011 was translated into the Canadian dollar reporting currency by translating assets and liabilities at the end-of-period exchange rate and translating equity balances at historical exchange rates. The consolidated statements of income (loss) were translated into Canadian dollars using the weighted average exchange rate for the applicable period. The resulting foreign currency translation adjustment is reported as a component of other comprehensive income (loss) and accumulated other comprehensive loss. The impact of the change in reporting currency on the consolidated statements of income (loss) for the years ended December 31, 2011 and 2010 and the net assets/shareholders' equity as at December 31, 2011 on the Company's consolidated balance sheet is summarized in the tables below:

Year ended December 31, 2011	As Previously Reported	Foreign Exchange	As Recast
Consolidated statement of income	USD		CDN
Revenues	$182,949	$(2,012)	$180,937
Income from continuing operations	59,196	(1,254)	57,942
Net income	155,797	(3,406)	152,391
Diluted earnings from continuing operations per Common or Class B Share	1.26	(0.03)	1.23

Year ended December 31, 2010	As Previously Reported	Foreign Exchange	As Recast
Consolidated statement of loss	USD		CDN
Revenues	$173,894	$5,228	$179,122
Income from continuing operations	66,541	1,862	68,403
Net loss	(52,704)	(162)	(52,866)
Diluted earnings from continuing operations per Common or Class B Share	1.42	0.05	1.47

As at December 31, 2011	As Previously Reported	Foreign Exchange	As Recast
Consolidated balance sheet	USD		CDN
Common Shares	$1,521,093	$598,422	$2,119,515
Contributed surplus	57,636	4,579	62,215
Deficit	(845,770)	(30,605)	(876,375)
Accumulated other comprehensive income (loss)	161,085	(557,200)	(396,115)

Total shareholders' equity	$894,044	$15,196	$909,240

  The $598.4 million impact of the change in reporting currency on Common Shares is due to the effect of translating the consolidated balance at the historical exchange rate. The Canadian dollar has appreciated since the formation of the Company. The resulting impact of translating Common Shares, contributed surplus and deficit at historical exchange rates is recorded in accumulated other comprehensive loss.

(d)   Foreign Currency Translation

  The assets and liabilities of the Company's self-sustaining operations having a functional currency other than the Canadian dollar are translated into the Company's Canadian dollar reporting currency using the exchange rate in effect at the year-end and revenues and expenses are translated at the average rate during the year. Unrealized foreign exchange gains or losses on translation of the Company's net investment in these operations are recognized as a component of "other comprehensive income (loss)" and are included in the "accumulated other comprehensive loss" component of shareholders' equity.

  The appropriate amounts of foreign currency translation adjustments in the "accumulated other comprehensive loss" component of shareholders' equity are released from "other comprehensive income (loss)" and included in the consolidated statements of income (loss) when there is a sale or partial sale of the Company's investment in a self-sustaining operation having a functional currency other than the Canadian dollar, or upon a complete or substantially complete liquidation of the investment.

  Foreign exchange gains and losses on transactions occurring in a currency different from an operation's functional currency are reflected in income, except for gains and losses on foreign exchange forward contracts subject to hedge accounting in accordance with the Company's accounting policy for "Financial Instruments" as described below.

(e)   Financial Instruments

  All financial instruments, including derivative financial instruments, are included on the Company's consolidated balance sheets and measured either at their fair values or, under certain circumstances, at cost or amortized cost. Unrealized gains and losses resulting from changes in fair values are recognized in the consolidated statements of income (loss).

  All of the Company's consolidated financial assets are classified as "held for trading", "held to maturity", "loans and receivables" or "available for sale" and all of the Company's consolidated financial liabilities are classified as "held for trading" or "other financial liabilities". All of the Company's consolidated financial instruments are initially measured at fair value, with subsequent measurements dependent on the classification of each financial instrument.

  "Held for trading" financial assets, which include "cash and cash equivalents", are measured at fair value and all gains and losses are included in income in the period in which they arise. "Loans and receivables", which include certain "other assets", "note receivable" and "accounts receivable", are recorded at amortized cost. The Company does not currently have any consolidated financial assets classified as "held to maturity" or "available for sale".

  "Other financial liabilities", which include "senior unsecured debentures, net" and "accounts payable and accrued liabilities" are recorded at amortized cost. The Company does not have any consolidated financial liabilities classified as "held for trading".

  The Company's policy for the treatment of financing costs related to the issuance of debt is to present debt instruments on the consolidated balance sheets net of the related financing costs, with the net balance accreting to the face value of the debt over its term.

  The Company may utilize derivative financial instruments from time to time in the management of its foreign currency and interest rate exposures. The Company's policy is not to utilize derivative financial instruments for trading or speculative purposes.

  The Company from time to time uses hedge accounting, as described below, to ensure that counterbalancing gains, losses, revenues and expenses, including the effects of counterbalancing changes in cash flows, are recognized in income in the same period or periods. When hedge accounting is not employed, the Company measures and recognizes the fair value of the hedging instrument on the consolidated balance sheets with changes in such fair value being recognized in the consolidated statements of income (loss) in the period in which they occur.

  Hedge Accounting

  When hedge accounting is employed, the Company first formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking such hedge transactions. This process includes linking derivative financial hedging instruments to forecasted transactions. The Company also formally assesses both at the hedge's inception and on an ongoing basis, whether the derivative financial instruments used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items and whether the hedging relationship may be expected to remain highly effective in future periods. Any portion of the change in fair value of the hedging instrument that does not offset changes in the fair value of the hedged item (the ineffectiveness of the hedge) is recorded directly in the consolidated statements of income (loss). When it is determined that a hedging relationship is not, or has ceased to be, highly effective, the use of hedge accounting is discontinued on a prospective basis.

  Unrecognized gains or losses associated with derivative financial instruments that have been terminated or cease to be effective as a hedging instrument prior to maturity are amortized in the consolidated statements of income (loss) over the remaining term of the original hedge. If the hedged item is sold or settled prior to the termination of the related derivative financial instrument, the entire unrecognized gain or loss, and any subsequent gain or loss on such derivative instrument, is recognized in the consolidated statements of income (loss).

  Net cash flows arising from derivative financial instruments used to hedge anticipated foreign currency transactions and interest rate fluctuations are classified in the same manner as the cash flows from the hedged transactions on the consolidated statements of cash flows.

  Foreign Exchange Forward Contracts

  The Company, on occasion, purchases foreign exchange forward contracts to hedge specific anticipated foreign currency transactions. When hedge accounting is employed, the fair value of the hedging instrument is recognized on the consolidated balance sheets. Foreign exchange translation gains and losses, together with any premium or discount, on derivative financial instruments are recognized in "other comprehensive income (loss)" and included in the "accumulated other comprehensive loss" component of shareholders' equity until the hedged transaction is included in the consolidated statements of income (loss). At that time, the amount previously included in "accumulated other comprehensive loss" is released from "other comprehensive income (loss)" and included in the consolidated statements of income (loss).

(f)    Cash and Cash Equivalents

  Cash and cash equivalents include cash on account, demand deposits and short-term investments with maturities of less than three months at the date of acquisition.

(g)   Restricted Cash

  Restricted cash represents a segregated cash account associated with a construction holdback. These funds will be paid to the contractors upon satisfactory completion of the construction project.

(h)   Real Estate Properties

  In all cases below, "cost" represents acquisition and development costs, including direct construction costs, capitalized interest and indirect costs wholly attributable to development.

  Revenue-Producing Properties

  Revenue-producing properties are stated at cost less accumulated depreciation, reduced for impairment losses where appropriate.

  Government grants and tax credits received for capital expenditures are reflected as a reduction of the cost of the related asset.

  Depreciation is provided on a straight-line basis over the estimated useful lives of buildings (including buildings under capital leases), which typically range from 20 to 40 years.

  Development Properties

  The Company's development properties are stated at cost, reduced for impairment losses when appropriate. Properties under development are classified as such until the property is substantially completed and available for occupancy. Depreciation is not recorded for development properties.

  The Company capitalizes acquisition, development and expansion costs, including direct construction costs, interest and indirect costs wholly attributable to development. Interest is capitalized to projects under development or construction based on the average accumulated expenditures outstanding during the period multiplied by the Company's average borrowing rate on existing debt. The Company capitalizes direct and indirect costs, including real estate taxes and certain operating expenses of the development property if activities necessary to ready the development property for its intended use are in progress. Costs of internal personnel and other indirect costs that are not wholly attributable to a project are expensed as incurred.

  Properties Held for Sale

  Properties held for sale are carried at the lower of (i) cost less accumulated depreciation and (ii) net realizable value. Depreciation ceases once a property is classified as held for sale.

(i)    Fixed Assets

  Fixed assets are recorded at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful lives of the fixed assets, which typically range from 3 to 5 years for computer hardware and software and 5 to 7 years for other furniture and fixtures. Leasehold improvements are amortized over the term of the applicable lease.

  Government grants and tax credits received for capital expenditures are reflected as a reduction of the cost of the related asset.

(j)    Impairment of Long-lived Assets

  For long-lived assets (including real estate properties and fixed assets) not held for sale, the Company assesses at least annually whether there are indicators of impairment. If such indicators are present, the Company completes a net recoverable amount analysis for the long-lived assets by determining whether the carrying value of such assets can be recovered through projected undiscounted cash flows. If the sum of expected future cash flows, undiscounted and without interest charges, is less than net book value, the excess of the net book value over the estimated fair value, based on discounted projected future cash flows and, if appropriate, appraisals, is charged to operations in the period in which such impairment is determined by management.

  When long-lived assets are classified by the Company as held for sale or discontinued operations, the carrying value is reduced, if necessary, to the estimated net realizable value. "Net realizable value" is determined based on discounted projected net cash flows of the assets and, if appropriate, appraisals and/or estimated net sales proceeds from pending offers.

  Accounting estimates related to long-lived assets are subject to significant measurement uncertainty and are susceptible to changes as such estimates require management to make forward- looking assumptions regarding cash flows and business operations.

(k)   Deferred Financing Costs

  The costs of obtaining a revolving credit facility are capitalized and amortized over the term of the facility.

(l)    Revenue Recognition

  Where the Company has retained substantially all the benefits and risks of ownership of its rental properties, leases with its tenants are accounted for as operating leases. Where substantially all the benefits and risks of ownership of the Company's rental properties have been transferred to its tenants, the Company's leases are accounted for as direct financing leases. For leases involving land and buildings, if the fair value of the land exceeds 25% of the consolidated fair value of the land and building at the inception of the lease, the Company evaluates the land and building separately in determining the appropriate lease treatment. In such circumstances, the land lease is typically accounted for as an operating lease, and the building is accounted for as either an operating lease or a direct financing lease, as appropriate.

  The Company's leases (the "Leases") are net leases under which the lessee is responsible for the direct payment of all operating costs related to the properties, including property taxes, insurance, utilities and routine repairs and maintenance. Revenues and operating expenses do not include any amounts related to operating costs paid directly by the lessees.

  The Leases may provide for either scheduled fixed rent increases or periodic rent increases based on increases in a local price index. Where periodic rent increases depend on increases in a local price index, such rent increases are accounted for as contingent rentals and recognized in income in applicable future years. Where scheduled fixed rent increases exist in operating leases, the total scheduled fixed lease payments of the lease are recognized in income evenly on a straight-line basis over the term of the lease. The amount by which the straight-line rental revenue differs from the rents collected in accordance with the lease agreements is recognized in "deferred rent receivable".

(m)  Stock-Based Compensation Plans

  Compensation expense for stock option grants is based on the fair value of the options at the grant date and is recognized over the period from the grant date to the date the award is vested and its exercisability does not depend on continued service by the option holder. Compensation expense is recognized as general and administrative expenses, with a corresponding amount included in equity as contributed surplus. The contributed surplus balance is reduced as options are exercised and the amount initially recorded for the options in contributed surplus is credited to Common Shares, along with the proceeds received on exercise. In the event that options are forfeited or cancelled prior to having vested, any previously recognized expense is reversed in the period of forfeiture or cancellation.

  The Company's restricted share unit plan is measured at fair value at the date of grant and amortized to compensation expense from the effective date of the grant to the final vesting date. Compensation expense is recognized in general and administrative expenses with a corresponding amount included in equity as contributed surplus. The contributed surplus balance is reduced and credited to Common Shares as shares are issued in satisfaction of the share units. Restricted share units granted under this plan may be subject to either cliff or graded vesting. Compensation expense for awards with cliff or graded vesting is recognized on a straight-line basis over the period from the grant date to the final vesting date.

  Compensation expense and a corresponding liability are recognized for deferred share units ("DSUs") based on the market value of the underlying shares. During the period in which the DSUs are outstanding, the liability is adjusted for changes in the market value of the underlying stock, with such adjustments being recognized as compensation expense in general and administrative expenses in the period in which they occur.

  The stock-based compensation plans are described in note 13.

(n)   Income Taxes

  The Company uses the liability method of tax allocation for accounting for income taxes. Under the liability method of tax allocation, future tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is provided to the extent that it is more likely than not that future tax assets will not be realized. Management's estimates used in establishing the Company's tax provision are subject to uncertainty. Actual results may be materially different from such estimates.

  The Company accounts for uncertain tax positions by evaluating if the available evidence indicates it is more likely than not, based on technical merits, that the position will be sustained on audit, including resolutions of related appeals or litigation processes, if any. The Company measures the appropriate amount of the benefit to recognize which is the maximum amount that is more likely than not to be realized. The tax position is reversed when it is no longer more likely than not capable of being sustained. The maximum amount which is more likely than not to be recognized at each reporting date will represent management's best estimate, given the information available at the reporting date, although the outcome of the tax position is not absolute or final.

(o)   Use of Estimates

  The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Management believes that the estimates utilized in preparing the consolidated financial statements are reasonable and prudent; however, actual results could differ from those estimates.

(p)   Comparative Amounts

  The Company has added separate line items for real estate and fixed asset additions on the consolidated statements of cash flows for the years ended December 31, 2011 and 2010 to conform to the current year's presentation.

(q)   Revenue Recognition — Racing & Gaming Business

  Racing revenues included pari-mutuel wagering revenues, gaming revenues and non-wagering revenues. Pari-mutuel wagering revenues associated with horseracing were recorded on a daily basis. Pari-mutuel wagering revenues were recognized gross of purses, stakes and awards and pari-mutuel wagering taxes. The costs relating to these amounts are included in "purses, awards and other" in discontinued operations (note 21).

  Gaming revenues represented the net win earned on slot wagers. Net win is the difference between wagers placed and winning payouts to patrons, and was recorded at the time wagers were made. The costs associated with gaming revenues represented statutory required amounts distributed to the state as tax and to the horsemen to supplement purses and are included in "purses, awards and other" in discontinued operations (note 21).

  Non-wagering revenues included totalisator equipment sales and service revenues from AmTote earned in the provision of totalisator services to racetracks, food and beverage sales, program sales, admissions, parking, sponsorship, rental fees and other revenues. Revenues derived principally from totalisator equipment sales were recognized upon shipment or acceptance of the equipment by the customer depending on the terms of the underlying contracts. Revenues generated from service contracts in the provision of totalisator services were recognized when earned based on the terms of the service contract. Revenues from food and beverage sales and program sales were recorded at the time of sale. Revenues from admissions and parking were recorded on a daily basis, except for seasonal amounts which were recorded rateably over the racing season. Revenues from sponsorship and rental fees were recorded rateably over the terms of the respective agreements or when the related event occurred.

(r)    Advertising — Racing & Gaming Business

  Costs incurred for producing advertising associated with horseracing and slot operations were generally expensed when the advertising program commenced. Costs incurred with respect to promotions for specific live race days were expensed on the applicable race day.

(s)   Accounting Changes

  Fair Value Measurement

  In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")". The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. The amendments are applied prospectively and are effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-04, effective January 1, 2012, did not have any impact on the Company's consolidated financial statements except for additional disclosure requirements when applicable particularly in relation to Level 3 fair value measurements.

  Comprehensive Income

  In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income". ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in shareholders' equity, and requires the presentation of components of net income and other comprehensive income either in a single continuous statement or in two separate but consecutive statements. ASU 2011-05 is effective, on a retrospective basis, for interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-05, effective January 1, 2012, did not have any impact on the Company's consolidated financial statements.

REAL ESTATE PROPERTIES, NET	12 Months Ended
Dec. 31, 2012
REAL ESTATE PROPERTIES, NET
REAL ESTATE PROPERTIES, NET

2.  REAL ESTATE PROPERTIES, NET

(a)
Real estate properties consist of:

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Income-producing properties
Land and improvements	$202,196	$202,753
Buildings, parking lots and roadways — cost	1,457,122	1,441,086
Buildings, parking lots and roadways — accumulated depreciation	(527,577)	(491,615)

	1,131,741	1,152,224
Development properties
Properties under development	4,417	2,556

	$1,136,158	$1,154,780

  During the year, the Company disposed of a 138 thousand square foot income-producing property for net proceeds of $1.2 million and recorded a nominal loss on disposal.

(b)
Future minimum rental payments to be received under operating leases in effect at December 31, 2012, substantially all of which are with Magna, are shown in the following table. These amounts are determined using foreign exchange rates as at December 31, 2012, and include contracted fixed rent increases but exclude any future Consumer Price Index increases and rents from any renewals on lease expiry.

2013	$180,320
2014	159,729
2015	155,982
2016	152,218
2017	144,822
Thereafter	179,540

$972,611

NOTE RECEIVABLE	12 Months Ended
Dec. 31, 2012
NOTE RECEIVABLE
NOTE RECEIVABLE

3.  NOTE RECEIVABLE

On May 16, 2011, the sale of Lone Star LP was completed and the unsecured creditors of MEC received the first U.S. $20.0 million of the net proceeds from the sale and the Company received U.S. $25.8 million, net of a working capital adjustment and closing costs. The net proceeds received by the Company of U.S. $25.8 million consisted of U.S. $10.8 million in cash, U.S. $0.5 million of which was being held in escrow to cover any potential claims by the purchaser and a note receivable of U.S. $15.0 million. The note receivable bears interest at 5.0% per annum and was payable in three U.S. $5.0 million instalments plus accrued interest every nine months on February 15, 2012, November 15, 2012 and August 15, 2013. The note receivable is unsecured and has been guaranteed by the parent company of the purchaser. In connection with the Arrangement, the proceeds from the sale of Lone Star LP are shared equally between the Company and the Stronach Shareholder. Payments are made to the Stronach Shareholder who remits 50% of those payments to the Company pursuant to the terms of the Arrangement.

The Company received its portion of the first and second instalments of the note receivable of $2.5 million each plus accrued interest of $0.3 million and $0.2 million on February 21 and November 16, 2012 respectively. During the third quarter of 2012, the Company and the Stronach Shareholder agreed to forgive U.S. $250 thousand collectively of the amount being held in escrow as settlement of a claim by the purchaser.

FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2012
FIXED ASSETS, NET
FIXED ASSETS, NET

4.  FIXED ASSETS, NET

Fixed assets consist of:

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Office equipment	$1,246	$—
Leasehold improvements	920	—
Computer hardware and software	648	507

	2,814	507
Accumulated depreciation	(977)	(471)

	$1,837	$36

OTHER ASSETS	12 Months Ended
Dec. 31, 2012
OTHER ASSETS
OTHER ASSETS

5.  OTHER ASSETS

Other assets consist of:

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Tenant inducements	$2,171	$1,976
Deferred leasing costs	1,041	1,195
Deferred financing costs	222	—
Long-term receivables	98	427

	$3,532	$3,598

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

6.  INCOME TAXES

(a)
The details of income (loss) before income taxes from continuing operations, by jurisdiction, are as follows:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Domestic	$10,294	$(10,327)	$(3,787)
Foreign	75,488	63,881	106,624

Income before income taxes	$85,782	$53,554	$102,837

(b)
The provision for (recovery of) income taxes from continuing operations differs from the expense that would be obtained by applying Canadian statutory tax rates as a result of the following:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Expected income taxes at the Canadian statutory tax rate of 26.5% (2011 — 28.25%, 2010 — 31%)	$22,732	$15,129	$31,879
Foreign rate differentials	(9,072)	(9,261)	(11,491)
Change in provisions for uncertain tax positions and tax filings	(996)	(247)	—
Non-deductible expenses	(374)	1,606	1,496
Effect of change in tax rates	546	—	—
Impairment recovery relating to loans receivable from MEC	—	—	5,605
Purchase price consideration adjustment	—	—	(8,175)
Tax resulting from internal amalgamation (note 6(h))	—	(12,892)	12,892
Withholding taxes and other items	1,609	1,277	2,228

Income tax expense (recovery)	$14,445	$(4,388)	$34,434

(c)
The details of the income tax expense (recovery) from continuing operations are as follows:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Current income tax expense (recovery):
Domestic	$2,481	$(11,852)	$13,401
Foreign	17,091	10,991	10,379

	19,572	(861)	23,780

Future income tax expense (recovery):
Domestic	(700)	805	(117)
Foreign	(4,427)	(4,332)	10,771

	(5,127)	(3,527)	10,654

Income tax expense (recovery)	$14,445	$(4,388)	$34,434

(d)
A future income tax provision (recovery) from continuing operations has been recognized on temporary differences, which consist of the following:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Changes in tax value of assets from book value	$(4,205)	$(4,707)	$3,566
Impairment provision relating to loans receivable from MEC	—	—	5,605
Other	(922)	1,180	1,483

Total future tax expense (recovery)	$(5,127)	$(3,527)	$10,654

(e)
Future tax assets consist of the following temporary differences:

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Tax value of assets in excess of book value	$3,924	$1,292

(f)
Future tax liabilities consist of the following temporary differences:

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Book value of assets in excess of tax value	$24,083	$25,802
Other	3,543	4,422

Total future tax liabilities	$27,626	$30,224

(g)
Net cash payments of income taxes amounted to $29.3 million for the year ended December 31, 2012 (2011 — $15.1 million; 2010 — $10.4 million).

(h)
The Company conducts operations in a number of countries with varying statutory rates of taxation. Judgement is required in the estimation of income taxes and future income tax assets and liabilities, in each of the Company's operating jurisdictions. This process involves estimating actual current tax exposure, assessing temporary differences that result from the different treatments of items for tax and accounting purposes, assessing whether it is more likely than not that future income tax assets will be realized and, based on all the available evidence, determining if a valuation allowance is required on all or a portion of such future income tax assets. The Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

  During 2010, an internal amalgamation was undertaken with the unintended result of causing the Company to incur a $12.9 million tax liability which was recorded as a current tax expense during 2010. During the year ended December 31, 2011, the Ontario Superior Court of Justice accepted the Company's application to have the amalgamation set aside and cancelled with the result that a current income tax recovery of $12.9 million was recorded during the year ended December 31, 2011.

  As at December 31, 2012, the Company had $13.2 million (2011 — $10.9 million) of unrecognized income tax benefits (including $0.9 million (2011 — $0.7 million) of related accrued interest and penalties), all of which could ultimately reduce the Company's effective tax rate. The Company is currently under audit in Canada, the United States, Germany and Mexico. The Company believes that it has adequately provided for reasonably foreseeable outcomes related to the tax examinations and that any settlement will not have a material adverse effect on our consolidated financial position or results from operations. However, the Company cannot predict with any level of certainty the exact nature of any future possible settlements.

  A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Unrecognized tax benefits balance, beginning of year	$10,885	$10,388	$8,704
Increases (decreases) for tax positions of prior years	598	(247)	—
Increases for tax positions of current year	1,782	826	2,081
Foreign currency impact	(82)	(82)	(397)

Unrecognized tax benefits balance, end of year	$13,183	$10,885	$10,388

  It is reasonably possible that the gross unrecognized tax benefits, as of December 31, 2012, could decrease in the next 12 months by an estimated $3.6 million to $4.9 million (2011 — $0.3 million; 2010 — nil) relating primarily to tax years becoming statute barred for purposes of future tax examinations by local taxing authorities and the settlement of current tax examinations.

  For the year ended December 31, 2012, $0.1 million of interest and penalties was recorded (2011 — nil; 2010 — nil) as part of the provision for income taxes in the consolidated statements of income (loss).

  As at December 31, 2012, the following tax years remained subject to examination by the major tax jurisdictions:

Major Jurisdictions
Canada	2007 through 2012
United States	2007 through 2012
Mexico	2007 through 2012
Austria	2009 through 2012

  At December 31, 2012, the Company had capital loss carryforwards totalling approximately $594 million that do not expire. In addition, Granite has Foreign Investment in Real Property Tax Act losses of approximately $513.5 million that are available to offset any future U.S. capital gains and expire in 2015 and 2017. A full valuation allowance is required related to both of these losses as sufficient uncertainty exists regarding the realization of the future tax asset.

SENIOR UNSECURED DEBENTURES, NET	12 Months Ended
Dec. 31, 2012
SENIOR UNSECURED DEBENTURES, NET
SENIOR UNSECURED DEBENTURES, NET

7.  SENIOR UNSECURED DEBENTURES, NET

(a)
Senior Unsecured Debentures

  On December 22, 2004, Granite issued $265.0 million of 6.05% senior unsecured debentures (the "Debentures") due December 22, 2016, at a price of $995.70 per $1,000.00 of principal amount. The Debentures rank equally with all Granite's existing and future senior unsecured indebtedness.

  The Debentures are redeemable, in whole or in part, at Granite's option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a Debenture, a price equal to which, if the Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 42.5 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of December 22, 2016. At December 31, 2012, all of the Debentures remained outstanding.

  Interest on the Debentures is payable on a semi-annual basis. The unamortized portion of the $3.1 million of expenses incurred in connection with the issuance of the Debentures is presented as a reduction of the carrying amount on the Company's consolidated balance sheets. These costs, together with the discount in the issue price of the Debentures of $1.1 million, are being accreted into the carrying value of the Debentures over the term to maturity with a corresponding charge to interest expense.

(b)
The Company's net interest expense, including interest expense and other financing costs on bank indebtedness (note 9) and the senior unsecured debentures, is comprised as follows:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Gross interest cost	$16,882	$17,647	$19,243
Less: interest capitalized	(491)	(1,193)	(183)

Interest expense	16,391	16,454	19,060
Interest income	(520)	(705)	(307)

Interest expense, net	$15,871	$15,749	$18,753

  Interest capitalized relates to real estate properties under development.

  Gross interest cost consists of the following:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Interest on indebtedness initially incurred for a term of more than one year	$16,385	$16,400	$16,572
Other interest	497	1,247	2,671

	$16,882	$17,647	$19,243

  Consolidated interest paid in cash for the year ended December 31, 2012 was $16.7 million (2011 — $17.6 million; 2010 — $18.0 million).

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

8.  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consist of:

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Accounts payable	$5,558	$4,538
Accrued salaries and wages	3,913	1,549
Accrued interest payable	387	387
Accrued construction payable	8,167	4,233
Accrued director share-based compensation	2,283	986
Other accrued liabilities	6,156	2,748

	$26,464	$14,441

BANK INDEBTEDNESS	12 Months Ended
Dec. 31, 2012
BANK INDEBTEDNESS
BANK INDEBTEDNESS

9.  BANK INDEBTEDNESS

At December 31, 2012 the Company had an unsecured senior revolving credit facility in the amount of $50 million that was available by way of Canadian, U.S. dollar or euro denominated loans or letters of credit (the "2012 Granite Credit Facility") and was scheduled to mature on February 7, 2014. The 2012 Granite Credit Facility provided the Company with the ability to increase the amount of the commitment by an additional aggregate principal amount of up to $25 million with the consent of the participating lenders. Interest on drawn amounts was calculated based on an applicable margin determined by the Company's external credit rating. During 2012, the Company was subject to interest at a rate per annum equal to the base rate (i.e. LIBOR, Canadian prime business rate or Canadian dollar bankers' acceptance rate) depending on the currency the Company borrowed in plus an applicable margin of up to 1.75%. No amounts were drawn under the Company's credit facility as at December 31, 2012. The Company did not have a credit facility as at December 31, 2011.

At December 31, 2012, the Company did not have any issued letters of credit outstanding (2011 — $0.1 million).

On February 1, 2013, the Company replaced the $50 million credit facility noted above and entered into an unsecured senior revolving credit facility in the amount of $175 million that is available by way of Canadian dollar, U.S. dollar or euro denominated loans or letters of credit (the "Granite Credit Facility") and matures on February 1, 2015. However, the Company has the option to extend the maturity date by one year to February 1, 2016, subject to the agreement of lenders in respect of a minimum of 66 2/3% of the aggregate amount committed under the Granite Credit Facility. The Granite Credit Facility provides the Company with the ability to increase the amount of the commitment by an additional aggregate principal amount of up to $75 million with the consent of the participating lenders.

Interest on drawn amounts will be calculated based on an applicable margin determined by the Company's external credit rating. Based on Granite's current credit rating, the Company would be subject to interest at a rate per annum equal to the base rate (i.e. LIBOR, Canadian prime business rate or Eurocurrency rate) depending on the currency the Company borrows in plus an applicable margin of up to 1.63%.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL
SHARE CAPITAL

10.  SHARE CAPITAL

Prior to June 30, 2011, the Company had two classes of outstanding share capital: Class A Subordinate Voting Shares and Class B Shares. In accordance with the Arrangement (note 1), on June 30, 2011 the Company's Articles were amended to delete the Class B Shares from the authorized capital of Granite and to make non-substantive consequential changes to its Articles including renaming the Class A Subordinate Voting Shares as Common Shares and eliminating provisions which no longer apply due to the elimination of the Class B Shares. On June 30, 2011, 363,414 Class B Shares held by the Stronach Shareholder were purchased for cancellation upon the transfer to the Stronach Shareholder of the Arrangement Transferred Assets & Business. The remaining 183,999 Class B Shares were purchased for cancellation in consideration for 1.2 Class A Subordinate Voting Shares per Class B Share which were renamed Common Shares.

Changes in the Company's share capital for the years ended December 31, 2012, 2011 and 2010 are shown in the following table:

	Common Shares		Class B Shares		Total
	Number (000s)	Stated Value	Number (000s)	Stated Value	Number (000s)	Stated Value
	(previously in US dollars — note 1(c))
Shares issued and outstanding, January 1 and December 31, 2010	46,161	$2,102,392	547	$24,957	46,708	$2,127,349
Issued on exercise of stock options	490	8,735	—	—	490	8,735
Purchase for cancellation:
Stronach Shareholder	—	—	(363)	(16,569)	(363)	(16,569)
Non-Stronach Shareholders	220	8,388	(184)	(8,388)	36	—

Shares issued and outstanding, December 31, 2011	46,871	2,119,515	—	—	46,871	2,119,515
Issued on exercise of stock options	30	1,143	—	—	30	1,143
Issued on settlement of share units	15	350	—	—	15	350
Repurchase for cancellation	(83)	(3,752)	—	—	(83)	(3,752)

Shares issued and outstanding, December 31, 2012	46,833	$2,117,256	—	$—	46,833	$2,117,256

On November 25, 2011, the Toronto Stock Exchange ("TSX") accepted the Company's Notice of Intention to Make a Normal Course Issuer Bid ("NCIB") to purchase up to 3,998,589 Common Shares, representing approximately 10% of the public float and 8.5% of the issued and outstanding Common Shares. The NCIB terminated on November 28, 2012. Purchases of Common Shares were made at the market price at the time of purchase and all Common Shares purchased were cancelled. As at December 31, 2012, the Company has repurchased 82,980 Common Shares for cash consideration of $2.7 million. The $1.1 million excess of the weighted average consideration originally received for the Common Shares repurchased over the cash paid was charged to contributed surplus (note 11).

CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2012
CONTRIBUTED SURPLUS
CONTRIBUTED SURPLUS

11.  CONTRIBUTED SURPLUS

Changes in the Company's contributed surplus are shown in the following table:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Contributed surplus, beginning of year	$62,215	$63,542	$63,083
Repurchase of Common Shares (note 10)	1,058	—	—
Transfer to share capital	(537)	(1,712)	—
Stock-based compensation	319	385	459

Contributed surplus, end of year	$63,055	$62,215	$63,542

ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

12.  ACCUMULATED OTHER COMPREHENSIVE LOSS

Changes in the Company's accumulated other comprehensive loss are shown in the following table:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Accumulated other comprehensive loss, beginning of year	$(396,115)	$(396,671)	$(293,128)
Foreign currency translation adjustment(i)	(8,669)	1,076	(103,381)
Recognition of foreign currency translation gain in net income (loss)(ii)	—	—	(43)
Change in net unrecognized actuarial pension loss	—	—	(119)
Reclassification to net income (loss) of foreign currency translation gain of discontinued operations upon deconsolidation(iii)	—	(639)	—
Reclassification to net income (loss) of net unrecognized actuarial pension loss of discontinued operations upon deconsolidation(iii)	—	119	—

Accumulated other comprehensive loss, end of year(iv)	$(404,784)	$(396,115)	$(396,671)

(i)
The Company incurs unrealized foreign currency translation gains and losses related to its self-sustaining operations having functional currencies other than the Canadian dollar. The foreign currency translation losses for the years ended December 31, 2012 and 2010 are primarily due to the weakening of the euro and the U.S. dollar against the Canadian dollar. The foreign currency translation gain for the year ended December 31, 2011 is primarily due to the strengthening of the U.S. dollar against the Canadian dollar, partially offset by the weakening of the euro against the Canadian dollar.

(ii)
For the year ended December 31, 2010, $0.1 million included in "other gains, net" represents the remaining foreign currency translation gain realized from the final liquidation of a foreign operation.

(iii)
Included in "income (loss) from discontinued operations, net of income tax" on the consolidated statements of income (loss) for the year ended December 31, 2011 is the reclassification to net income (loss) of a $0.6 million foreign currency translation gain and a $0.1 million unrecognized actuarial pension loss associated with the Racing & Gaming Business upon deconsolidation.

(iv)
Accumulated other comprehensive loss consists of:

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Foreign currency translation adjustment	$(404,784)	$(396,115)

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

13.  STOCK-BASED COMPENSATION

Stock Options

On August 29, 2003, the Board of Directors approved the Incentive Stock Option Plan (the "Granite Plan"), which allows for the grant of stock options or stock appreciation rights to directors, officers, employees and consultants. Amendments to the Granite Plan were approved by the Company's shareholders at the May 11, 2007 annual and special meeting, and became effective on June 6, 2007. At December 31, 2012, a maximum of 2.09 million Common Shares are available to be issued under the Granite Plan.

The Company historically granted stock options to certain directors and officers to purchase Common Shares. Options expire on the 10th anniversary of the date of grant, subject to earlier cancellation in the events specified in the stock option agreement entered into by the Company with each recipient of options. No stock options have been granted since August 2010.

A reconciliation of the changes in stock options outstanding is presented below:

	2012		2011		2010
	Number (000s)	Weighted Average Exercise Price	Number (000s)	Weighted Average Exercise Price	Number (000s)	Weighted Average Exercise Price
Outstanding, beginning of year	235	$31.99	835	$22.66	882	$24.50
Granted	—	—	—	—	95	12.90
Exercised	(30)	31.85	(490)	14.22	—	—
Cancelled or forfeited	—	—	(110)	31.85	(142)	27.55

Outstanding, end of year	205	$32.01	235	$31.99	835	$22.66

The total intrinsic values of options exercised in 2012 and 2011 were $0.6 million and $6.4 million, respectively. On January 4, 2013, 50,000 stock options were exercised by a former officer of the Company.

The following table provides further detail with respect to options outstanding and exercisable at December 31, 2012:

Options Outstanding and Exercisable
Number (000s)	Exercise Price	Weighted Average Remaining Life in Years
95	$31.85	0.7
50	35.62	2.0
50	32.21	4.7
10	14.54	6.9
205	$32.01	2.3

The Company estimates the fair value of stock options at the date of grant using the Black-Scholes option valuation model. The Black-Scholes option valuation model was developed for use in estimating the fair value of freely traded options, which are fully transferable and have no vesting restrictions. In addition, this model requires the input of subjective assumptions, including expected dividend yields, future stock price volatility and expected time until exercise. Although the assumptions used reflect management's best estimates, they involve inherent uncertainties based on market conditions outside of the Company's control. Because the Company's outstanding stock options have characteristics that are significantly different from those of traded options, and because changes in any of the assumptions can materially affect the fair value estimate, in management's opinion, the existing model does not necessarily provide the only measure of the fair value of the Company's stock options.

The weighted average assumptions used in determining the fair value of the stock options granted are shown in the table below:

Years ended December 31,	2012	2011	2010
Risk-free interest rate	—	—	1.3%
Expected dividend yield	—	—	3.3%
Expected volatility of Common Shares	—	—	58.7%
Weighted average expected life (years)	—	—	2.0
Weighted average fair value per option granted	—	—	$3.50

Deferred Share Units

Effective November 3, 2003, Granite established a Non-Employee Director Share-Based Compensation Plan (the "DSP"), which provides for a deferral of up to 100% of each outside director's total annual remuneration from the Company, at specified levels elected by each director, until such director ceases to be a director of the Company. The amounts deferred are reflected by notional deferred share units ("DSUs") whose value reflects the market price of the Company's Common Shares at the time that the particular payment(s) to the director is determined. The value of a DSU will appreciate or depreciate with changes in the market price of the Common Shares. The DSP also takes into account any dividends paid on the Common Shares. Effective January 1, 2008, the DSP was amended such that directors were required to receive at least 50% of their Board retainer fees in DSUs. Under the DSP, when a director leaves the Board, the director receives a cash payment at an elected date equal to the value of the accrued DSUs at such date. There is no option under the DSP for directors to receive Common Shares in exchange for DSUs.

A reconciliation of the changes in DSUs outstanding is presented below:

Years ended December 31,	2012	2011	2010
Outstanding, beginning of year	31	156	116
Granted	30	35	52
Redeemed	—	(160)	(12)

Outstanding, end of year	61	31	156

During the year ended December 31, 2011, 160,137 DSUs were redeemed by the former directors of the Company following completion of the Arrangement for cash proceeds of $4.7 million. During the year ended December 31, 2010, 11,640 DSUs were redeemed by a director, who left the Board in 2009, for cash proceeds of $0.1 million.

Restricted Share Units

Effective August 7, 2011, Granite established an Executive Share Unit Plan (the "Share Plan"). The Share Plan is designed to provide equity-based compensation in the form of share units to executives and other key employees (the "Participants"). The maximum number of Common Shares which may be issued pursuant to the Share Plan is 1.0 million. The Share Plan entitles a Participant to receive one Common Share for each share unit or a cash payment equal to the market value of the share unit, which on any date is the volume weighted average trading price of a Common Share on the TSX or New York Stock Exchange over the preceding five trading days. Vesting conditions in respect of a grant are determined by the Compensation Committee at the time the grant is made and may result in the vesting of more or less than 100% of the number of share units. The Share Plan also provides for the accrual of dividend equivalent amounts based on dividends paid on the Common Shares. Share units are, unless otherwise agreed, settled within 60 days following vesting. During the second quarter of 2012, the Company received shareholder approval of the Share Plan and the settlement of share units by the issuance of Common Shares.

A reconciliation of the changes in share units is presented below:

	2012		2011
Years ended December 31,	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
Outstanding, beginning of year	26	$25.42	—	$—
Granted	40	35.61	38	25.38
Settled	(24)	25.69	(12)	25.28
Forfeited	(4)	25.42	—	—

Outstanding, end of year	38	$35.63	26	$25.42

During the year ended December 31, 2012, 15 thousand share units, with a weighted average grant date fair value of $25.75, vested and were settled with the issuance of Common Shares. Also during the year ended December 31, 2012, prior to receiving shareholder approval of the settlement of share units by the issuance of Common Shares, nine thousand share units, with a weighted average grant date fair value of $25.59, were settled for cash in the amount of $0.3 million. During the year ended December 31, 2011, 12 thousand share units, with a weighted average grant date fair value of $25.28, were settled for cash in the amount of $0.4 million. At December 31, 2012, unrecognized compensation cost related to the Share Plan was $0.9 million, which will be amortized over the weighted average remaining requisite service period of approximately 2.0 years.

Stock-based compensation expense for the year ended December 31, 2012 was $1.8 million, which includes $1.3 million pertaining to DSUs and $0.5 million pertaining to share units. During the year ended December 31, 2011, the Company recognized stock-based compensation expense of $2.4 million which includes a $1.6 million pertaining to DSUs and $0.8 million pertaining to share units. During the year ended December 31, 2010, the Company recognized stock-based compensation expense of $3.5 million, which includes $3.0 million pertaining to DSUs and $0.5 million pertaining to stock options.

WRITE-DOWN OF LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2012
WRITE-DOWN OF LONG-LIVED ASSETS
WRITE-DOWN OF LONG-LIVED ASSETS

14.  WRITE-DOWN OF LONG-LIVED ASSETS

Write-downs relating to long-lived assets have been recognized as follows:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Continuing operations
Industrial properties — Europe(i)	$—	$16,738	$—
Commercial office — U.S.(ii)	—	2,735	—

	—	19,473	—

Discontinued operations — Arrangement Transferred Assets & Business
Development properties — Land and improvements(iii)	—	—	40,959
XpressBet®(iv)	—	—	3,540

	—	—	44,499

	$—	$19,473	$44,499

(i)
During the fourth quarter of 2011, the Company recorded a $16.7 million write-down of two income producing properties in Austria and Germany. The Company obtained information related to the leasing of these properties that indicated the existence of potential impairments and the inability to recover their carrying values. The write-downs represent the excess of the carrying values of the assets over the estimated fair values determined by the present value of the expected future cash flows from the leased properties. The write-downs reduced the cost of each property's land and building values.

(ii)
In the second quarter of 2011, the Company recorded a $2.7 million write-down of a revenue-producing commercial office building. The write-down represents the excess of the carrying value of the asset over the estimated fair value. Fair value was determined based on the present value of the estimated future cash flows from the leased property. The write-downs reduced the cost of the building.

(iii)
During the year ended December 31, 2010, the Company recorded impairment charges of $41.0 million relating to parcels of land held for development located in California, Florida, Michigan and Ilz, Austria. In connection with the Arrangement, in the fourth quarter of 2010 (note 1), the Company obtained information related to the above noted properties that indicated the existence of potential impairments and inability to recover the carrying value. The write-down represents the excess of the carrying value of the assets over the estimated fair values based on external real estate appraisals. The write-down reduced the cost of the land and was included in discontinued operations for the year ended December 31, 2010 (note 21).

(iv)
During the year ended December 31, 2010, XpressBet®'s operations were adversely impacted by certain credit card companies choosing to block otherwise exempt internet gambling related transactions. As a result, the 2011 business plan reflected reductions in estimated future cash flows based on lower expectations for growth and profitability as it was anticipated that it would require additional time and investment to re-acquire customers that either reduced or ceased their account wagering activity. Accordingly, during the year ended December 31, 2010, XpressBet® recorded an impairment charge of $3.2 million relating to goodwill and $0.3 million relating to its trademark which is included in discontinued operations for the year ended December 31, 2010 (note 21).

  During the year ended December 31, 2010, an unconsolidated joint venture of the Racing & Gaming Business recorded a write-down of goodwill in the amount of $29.4 million for which the Company's share of the write-down was $15.0 million which is included in discontinued operations on the consolidated statements of income (loss) (note 21).

ACQUISITION OF MEC TRANSFERRED ASSETS	12 Months Ended
Dec. 31, 2012
ACQUISITION OF MEC TRANSFERRED ASSETS
ACQUISITION OF MEC TRANSFERRED ASSETS

15.  ACQUISITION OF MEC TRANSFERRED ASSETS

The Company accounted for the transfer of the MEC Transferred Assets, in consideration for satisfying the Company's claims relating to the 2007 MEC Bridge Loan, the 2008 MEC Loan and the MEC Project Financing Facilities (all as defined in note 19(a)), with an estimated fair value of U.S. $346.4 million less U.S. $40.0 million of cash acquired at April 30, 2010 and the cash payment of U.S. $89.0 million to the unsecured creditors of MEC plus U.S. $1.5 million as a reimbursement for certain expenses incurred in connection with the action commenced by the Creditors' Committee, under the acquisition method of accounting. Accordingly, the fair value of the consideration was allocated to the net assets acquired and liabilities assumed based on the determination of fair values at April 30, 2010. Determination of fair value required the use of significant assumptions and estimates including future expectant cash flows and applicable discount rates and the use of third party valuations.

During the measurement period, the total purchase price consideration of U.S. $396.9 million was retrospectively adjusted by $20.4 million to the date of acquisition on April 30, 2010, due to additional information obtained relating to certain preliminary amounts previously recorded for the assets acquired and liabilities assumed. The total purchase price consideration adjustment of $20.4 million is comprised of the following items:

2010
(previously in US dollars — note 1(c))
Directors' and officers' insurance proceeds(i)	$8,443
Bankruptcy claims(ii)	11,169
Proceeds from the sale of Lone Star LP(iii)	(578)
Changes in fair value of net assets retained under the Plan(iv)	1,405

Purchase price consideration adjustment	$20,439

(i)
Directors' and officers' insurance proceeds

  Under the Plan, rights of the Company and MEC against MEC's directors' and officers' insurers were preserved with regard to the settlement in order to seek appropriate compensation for the release of all current and former officers and directors of the Company and MEC and their respective affiliates. At April 30, 2010, the Company was in continued discussions with the insurers regarding its claim. Given the complex nature of the claim and related discussions, the expected proceeds could not be reasonably estimated. During the measurement period, settlement agreements were subsequently entered into in September 2010 and October 2010 with the insurers, resulting in the Company receiving compensation of $5.9 million and $2.5 million, respectively. Given that these events confirmed facts and circumstances that existed at April 30, 2010, the Company recognized a retrospective adjustment of $8.4 million to the purchase price consideration and related allocations to the MEC Transferred Assets on April 30, 2010.

(ii)
Bankruptcy claims

  At April 30, 2010, the settlement of allowed administrative, priority and other claims which the Company assumed under the Plan were ongoing and subject to court approval. Consequently, at each reporting date during the measurement period, the Company made estimates of such settlements based on claims that were resolved, continued to be objected to and/or negotiated and claims which were pending court approval. As a result, the Company revised the estimates related to expected allowed administrative, priority and other claims assumed by the Company under the Plan by approximately $11.2 million as a result of information received and/or the cash settlement of certain allowed administrative, priority and other claims previously outstanding. Accordingly, the Company recognized a retrospective adjustment of $11.2 million to the purchase price consideration and related allocations to the MEC Transferred Assets on April 30, 2010.

(iii)
Proceeds from the sale of Lone Star LP

  At April 30, 2010, the Company estimated the expected proceeds from the sale of Lone Star LP. During the measurement period, the Company revised its estimates relating to the expected proceeds as a result of information obtained relating to the estimated closing costs and Lone Star LP's anticipated working capital position. Accordingly, the Company recognized a retrospective adjustment of $0.6 million to the purchase price consideration and related allocations to the MEC Transferred Assets on April 30, 2010.

(iv)
Changes in fair value of net assets retained under the Plan

  At April 30, 2010, the Company estimated the working capital, including pre-petition accounts receivable on account of track wagering and litigation and other accruals, of the MEC Transferred Assets under the Plan. During the measurement period, the Company revised its estimates relating to pre-petition accounts receivable relating to track wagering and litigation accruals and other liabilities as a result of information obtained relating to the estimated and/or actual settlement of such amounts. As a result of changes in fair value of the MEC Transferred Assets, there was a corresponding change in the determination of future tax balances associated with differences between estimated fair value and the tax basis of assets acquired and liabilities assumed. Accordingly, the Company recognized a retrospective adjustment of $1.4 million to the purchase price consideration and related allocations to the MEC Transferred Assets on April 30, 2010.

EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

16.  EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share are computed as follows:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Income from continuing operations	$71,337	$57,942	$68,403
Income (loss) from discontinued operations	—	94,449	(121,269)

Net income (loss)	$71,337	$152,391	$(52,866)

Weighted average number of Common and Class B Shares outstanding (in thousands)	46,855	46,888	46,708
Adjustment:
Stock options and share units	21	82	—

	46,876	46,970	46,708

Basic earnings (loss) per Common or Class B Share
— from continuing operations	$1.52	$1.24	$1.47
— from discontinued operations	—	2.01	(2.60)

	$1.52	$3.25	$(1.13)

Diluted earnings (loss) per Common or Class B Share
— from continuing operations	$1.52	$1.23	$1.47
— from discontinued operations	—	2.01	(2.60)

	$1.52	$3.24	$(1.13)

The computation of diluted earnings (loss) per share for the year ended December 31, 2012 excludes the effect of the potential exercise of 50,000 (2011 — 225,000; 2010 — 881,544) options to acquire Common Shares of the Company because these options were not "in the money".

DETAILS OF CASH FROM OPERATING ACTIVITIES	12 Months Ended
Dec. 31, 2012
DETAILS OF CASH FROM OPERATING ACTIVITIES
DETAILS OF CASH FROM OPERATING ACTIVITIES

17.  DETAILS OF CASH FROM OPERATING ACTIVITIES

(a)
Items not involving current cash flows are shown in the following table:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Straight-line rent adjustment	$1,526	$1,353	$1,093
Stock-based compensation expense	1,616	1,994	3,459
Depreciation and amortization	42,773	42,701	42,413
Future income taxes	(5,127)	(3,527)	10,654
Foreign exchange forward contracts	359	—	(10)
Amortization of issuance costs and accretion of discount of Debentures	353	353	353
Amortization of deferred financing costs	188	—	—
Foreign exchange on note receivable	174	(409)	—
Write-down of long-lived assets	—	19,473	—
Purchase price consideration adjustment	—	—	(20,439)
Impairment recovery related to loans receivable from MEC	—	—	(10,037)
Other	480	94	(163)

	$42,342	$62,032	$27,323

(b)
Changes in non-cash working capital balances are shown in the following table:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Accounts receivable	$2,945	$(3,912)	$(1,067)
Prepaid expenses and other	(100)	5,673	(5,601)
Accounts payable and accrued liabilities	6,515	(9,530)	(5,601)
Income taxes	(8,926)	(5,347)	13,984
Deferred revenue	3,055	4,819	(2,583)
Restricted cash	(522)	—	—
Loans receivable from MEC, net	—	—	(615)

	$2,967	$(8,297)	$(1,483)

(c)
Non-cash investing and financing activities

On April 30, 2010, the Company acquired the MEC Transferred Assets with the purchase price being settled by the outstanding MEC loans of U.S. $347.1 million and cash payments aggregating U.S. $90.5 million.

On June 30, 2011, the Company cancelled 363,414 Class B Shares upon the disposition of the Arrangement Transferred Assets & Business (note 1). In addition, the remaining 183,999 Class B Shares were purchased for cancellation for Class A Subordinate Voting Shares which were renamed Common Shares.

During 2012, 15 thousand Common Shares were issued under the Company's Share Plan (note 13).

DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION
DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION

18.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION

(a)   Fair Value

  The Company has determined the estimated fair values of its consolidated financial instruments using available market information and appropriate valuation methodologies. However, considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company would realize in a current market exchange. The methods and assumptions used to estimate the fair value of financial instruments are described below:

  Note receivable

  The fair value of the note receivable approximates its carrying value as it bears interest at current market rates.

  Accounts receivable, cash and cash equivalents, restricted cash, accounts payable and accrued liabilities

  Due to the short period to maturity of these instruments, the carrying values as presented in the consolidated balance sheets are reasonable estimates of their fair value.

  Senior unsecured debentures

  The fair value of the senior unsecured debentures is determined using the quoted market price of the senior unsecured debentures. At December 31, 2012, the fair value of the senior unsecured debentures was approximately $294.2 million (2011 — $291.8 million).

(b)   Credit Risk

  The Company's consolidated financial assets that are exposed to credit risk consist primarily of cash and cash equivalents, accounts receivable and note receivable.

  Cash and cash equivalents include short-term investments, such as commercial paper, which are only invested in governments and corporations with a minimum credit rating of A- (based on Standard & Poor's rating scale) or A3 (based on Moody's Investor Services' rating scale). Concentration of credit risk is further reduced by limiting the amount that is invested in any one government or corporation. The Company does not have investments in asset-backed commercial paper.

  Magna contributed approximately 97% of the Company's rental revenue. As at December 31, 2012 and 2011, the Company's allowance for doubtful accounts in "accounts receivable" on the consolidated balance sheets was a nominal amount.

  The credit risk associated with the note receivable is mitigated by the guarantee provided by the parent company of the note holder (note 3). Exposure to losses on the note receivable is dependent on the note holder's financial condition. The Company monitors its exposure throughout the year.

(c)   Interest Rate Risk

  The Company's consolidated results of operations are primarily exposed to interest rate risk on its credit facility. As there was no outstanding balance on this financial liability as at December 31, 2012, a 50 basis point change in annual interest rates, with all other variables held constant, would have no impact on the consolidated "interest expense and other financing costs, net" for the year ended December 31, 2012.

  The Company is also exposed to interest rate risk on short-term investments with maturities of up to three months from the date of acquisition that are included in "cash and cash equivalents" on the Company's consolidated balance sheets. The balance of the Company's short-term investments fluctuates depending on the timing of the Company's operating cash flows, capital expenditures and other liquidity requirements. Assuming the balance of short-term investments at December 31, 2012 were outstanding throughout the entire year then ended, a 50 basis point change in annual interest rates, with all other variables held constant, would have impacted consolidated "interest expense and other financing costs, net" for the year ended December 31, 2012 by approximately $0.2 million.

(d)   Currency Risk

  The Company is structured such that its foreign operations are self-sustaining. As a result, the Company's currency risk associated with financial instruments is limited as its financial assets and liabilities are generally denominated in the functional currency of the subsidiary that holds the financial instrument.

  The Company periodically purchases foreign exchange forward contracts to hedge specific anticipated foreign currency transactions. At December 31, 2012, the Company held two foreign exchange forward contracts to purchase $12.8 million and sell euro 10.0 million. One contract matures on January 15, 2013 and the other on March 14, 2013. These contracts were entered into by the Company to mitigate its foreign exchange exposure on its net cash flows. Based on the foreign exchange rates at December 31, 2012, the fair value of these foreign exchange forward contracts at December 31, 2012 was a liability of $0.4 million, which is included in "accounts payable and accrued liabilities" on the Company's consolidated balance sheets. At December 31, 2011, the Company did not have any foreign exchange forward contracts outstanding.

(e)   Derivative Financial Instruments

  The following tables summarize the impact of these derivative financial instruments on the Company's consolidated financial statements as at December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011 and 2010:

At at December 31,	2012	2011
Derivatives not designated as hedging instruments
Foreign exchange forward contracts
— included in accounts payable and accrued liabilities	$359	$—

		Amount of Gains Recognized in Income on Derivatives
	Location of Gains Recognized in Income on Derivatives
Years ended December 31,		2012	2011	2010
			(previously in US dollars — note 1(c))
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Foreign Exchange Gains	$566	$—	$10

(f)    Fair Value Measurements

  Fair value measurements are based on inputs of observable and unobservable market data that a market participant would use in pricing an asset or liability. ASC 820, "Fair Value Measurements and Disclosures", establishes a fair value hierarchy which is summarized below:

  Level 1: Fair value determined based on quoted prices in active markets for identical assets or liabilities.

  Level 2: Fair value determined using significant observable inputs, generally either quoted prices in active markets for similar assets or liabilities or quoted prices in markets that are not active.

  Level 3: Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows or similar techniques.

  The following tables represent information related to the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall:

As at December 31, 2012	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
ASSETS AND LIABILITIES CARRIED AT FAIR VALUE ON A RECURRING BASIS
Assets carried at fair value
Cash and cash equivalents	$51,073	$—	$—
Restricted cash	522	—	—

Assets carried at fair value	$51,595	$—	$—

Liabilities carried at fair value
Foreign exchange forward contracts(i)	$—	$359	$—

As at December 31, 2011	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(previously in US dollars — note 1(c))
ASSETS CARRIED AT FAIR VALUE ON A RECURRING BASIS
Cash and cash equivalents	$56,908	$—	$—

ASSETS CARRIED AT FAIR VALUE ON A NON-RECURRING BASIS
Income-producing properties(ii)	$—	$—	$12,774

(i)
Foreign exchange forward contracts are a Level 2 fair value measurement as the fair value of the contracts is determined based on foreign exchange rates in effect at December 31, 2012.

(ii)
During the year ended December 31, 2011, two income-producing properties with an aggregate cost of $29.2 million were written down to an aggregate fair value of $12.8 million (note 14). This is a Level 3 fair value measurement as the fair value of the income-producing properties was determined based on the present value of estimated future cash flows from the leased property.

TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2012
TRANSACTIONS WITH RELATED PARTIES
TRANSACTIONS WITH RELATED PARTIES

19.  TRANSACTIONS WITH RELATED PARTIES

In 2011, the Company agreed to pay reasonable legal and advisory fees of certain Class A Shareholders incurred in connection with the Arrangement. In accordance with such agreement, a $2.1 million payment was made to a company owned by an individual who became Chairman of the Board of Directors following the completion of the Arrangement, for legal and advisory services relating to the Arrangement.

On July 1, 2011, following completion of the Arrangement, Mr. Frank Stronach no longer serves as the Chairman and Chief Executive Officer of the Company and the Stronach Shareholder no longer has a controlling interest in the Company. Consequently, Mr. Stronach and the Company ceased to be related parties for accounting purposes. Furthermore, effective July 1, 2011, the Company and Magna are no longer considered to be related parties for accounting purposes due to the factors noted above.

The transactions with Mr. Stronach, Magna and MEC that occurred while related with the Company prior to the completion of the Arrangement on June 30, 2011 are noted below.

(a)   Loans to MEC

  The outstanding balances of the loans receivable from MEC were settled on April 30, 2010 as part of the Plan and the acquisition of the MEC Transferred Assets (note 15). These loans were comprised of: a bridge loan of up to U.S.$80.0 million (subsequently increased to U.S.$125.0 million) through a non-revolving facility (the "2007 MEC Bridge Loan"); project financing facilities made available to Gulfstream Park Racing Association, Inc. and Remington Park, Inc., the wholly-owned subsidiaries of MEC that owned and/or operated Gulfstream Park and Remington Park, respectively, in the amounts of U.S.$162.3 million and U.S.$34.2 million, respectively, plus costs and capitalized interest (together, the "MEC Project Financing Facilities"); a loan of up to a maximum commitment, subject to certain conditions being met, of U.S.$125.0 million (plus costs and fees) (the "2008 MEC Loan"); and a debtor-in-possession loan extended to MEC in connection with MEC's Chapter 11 proceedings (the "DIP Loan"). For the years ended December 31, 2012 and 2011, the Company did not receive interest and other income from MEC as the loans were settled on April 30, 2010 (2010 — $1.9 million).

  In connection with the development and completion of the Plan (note 1(a)), the Company estimated the values and resulting recoveries of loans receivable from MEC, net of any related obligations, pursuant to the terms of the Plan. As a result of such analysis, the Company estimated that it would be unable to realize on all amounts due in accordance with the contractual terms of the MEC loans. Accordingly, for the year ended December 31, 2009, the Company recorded a $95.7 million impairment provision related to the loans receivable from MEC, which represented the excess of the carrying amounts of the loans receivable and the estimated recoverable value.

  As a result of the transfer of the MEC Transferred Assets under the Plan effective April 30, 2010 (note 15), the Company reduced the impairment provision by $10.0 million in the three-month period ended June 30, 2010 as a result of assessing the fair value of the MEC Transferred Assets on April 30, 2010. Estimated recoverable value was determined based on the future cash flows from expected proceeds to be received from court-approved sales of MEC's assets, discounted at the loans' effective interest rate, and the fair value of the collateral based on third-party appraisals or other valuation techniques, such as discounted cash flows, for those MEC assets that were transferred to the Company under the Plan or for which the court had yet to approve for sale under the Plan, net of expected allowed administrative, priority and other claims to be paid by the Company under the Plan.

  A reconciliation of the changes in the impairment recovery related to the loans receivable from MEC at the date the MEC Transferred Assets were acquired is presented below:

2010
(previously in US dollars — note 1(c))
Directors' and officers' insurance proceeds(i)	$13,065
Sale proceeds from liquidated assets under the Plan(ii)	7,577
Bankruptcy claims(iii)	(15,988)
Changes in fair value of net assets retained under the Plan(iv)	5,383

Impairment recovery	$10,037

  The significant changes in facts or circumstances that resulted in the recognition of the $10.0 million reduction in the impairment provision in the year ended December 31, 2010 are primarily as a result of the following:

(i)
Directors' and officers' insurance proceeds

  Under the Plan, rights of the Company and MEC against MEC's directors' and officers' insurers were preserved with regard to the settlement in order to seek appropriate compensation for the release of all current and former officers and directors of the Company and MEC and their respective affiliates. At April 30, 2010, the Company was in discussions with the insurers regarding its claim. Given the complex nature of the claim and related discussions, the expected proceeds could not be reasonably estimated. A settlement agreement was subsequently entered into in July 2010 with one of the insurers, resulting in the Company receiving compensation of $13.1 million. Given that these events confirmed facts and circumstances that existed at April 30, 2010, the Company recognized an asset and reduced the impairment provision by $13.1 million related to the MEC Transferred Assets on April 30, 2010.

(ii)
Sale proceeds from liquidated assets under the Plan

  The estimates of sale proceeds from liquidated assets under the Plan increased by approximately $7.6 million primarily as a result of the sale of Thistledown. Thistledown was initially approved for sale in an auction on September 30, 2009; however, the purchaser had the right to terminate the agreement, which it exercised. The sale of Thistledown went back to auction on May 25, 2010 and the court approved the sale of Thistledown to a third party which subsequently closed on July 27, 2010. Given that the completion of the sale of Thistledown confirmed facts and circumstances that existed at April 30, 2010, the Company used such information to establish the fair value of Thistledown when assessing the fair value of the underlying collateral of the loans. Accordingly, the Company reduced the impairment provision by $7.6 million related to the MEC Transferred Assets on April 30, 2010.

(iii)
Bankruptcy claims

  The settlement of allowed administrative, priority and other claims which the Company assumed under the Plan were ongoing and subject to court approval. Consequently, the Company made estimates of such settlements based on claims that were resolved, continued to be objected to and/or negotiated and claims which were pending court approval. As a result, the Company revised the estimates related to expected allowed administrative, priority and other claims assumed by the Company under the Plan by approximately $16.0 million as a result of additional information received and/or the cash settlement of certain allowed administrative, priority and other claims previously outstanding. Accordingly, the Company increased the impairment provision by $16.0 million related to the MEC Transferred Assets on April 30, 2010.

(iv)
Changes in fair value of net assets retained under the Plan

  The Company estimated the working capital of the MEC Transferred Assets under the Plan based on available unaudited internally prepared results and operating projections. On the effective date of the Plan, the fair value of the working capital differed from the original estimates as a result of actual operating results and events related to the bankruptcy process. The Company also estimated the fair value of the real estate of the MEC Transferred Assets taking into consideration: (i) certain economic and industry information relevant to the MEC Transferred Assets' operating business; (ii) various indications of interest received by MEC in connection with the sales marketing efforts conducted by financial advisors of MEC during the Chapter 11 proceedings; and (iii) third party real estate appraisals. Throughout the bankruptcy process and to the effective date of the Plan, the Company continually updated such information related to market conditions and assumptions related to the real estate values based on the premise of highest and best use. The appraisals included additional information related to assumptions regarding potential uses, costs related to obtaining appropriate entitlements and demolition costs, and comparable sales data for real estate transactions in each jurisdiction. As a result of changes in fair value of the MEC Transferred Assets, there was a corresponding change in the determination of future tax balances associated with differences between estimated fair value and the tax basis of assets acquired and liabilities assumed. Accordingly, the Company reduced the impairment provision by $5.4 million related to the MEC Transferred Assets on April 30, 2010.

(b)
Magna Lease Termination

  During the year ended December 31, 2010, the Company and Magna agreed to terminate the lease on a property in the United States. In conjunction with the lease termination, Magna agreed to pay the Company a fee of $2.0 million, which amount will be collected based on a repayment schedule over the remaining term of the original lease which was scheduled to expire in September 2013. The amount has been recognized in "other gains, net" in the Company's consolidated statements of income (loss) for the year ended December 31, 2010.

(c)
Expansion Costs Reimbursed to Magna

  During the first half of 2011, the Company paid $3 (2010 — $0.5 million) to Magna as reimbursement for expenditures incurred by Magna in relation to expansions of income-producing properties.

(d)
Revenue and Charges from Magna

  Substantially all rental revenue relate to leases with Magna. Magna charged the Company for certain administrative and professional services and use of shared facilities. For the first half of 2011, these charges totaled $0.1 million (2010 — $2.4 million) and are included in "general and administrative" expenses in the Company's consolidated statements of income (loss).

(e)
Legal, Consulting and Other Services

  In conjunction with the Arrangement (note 1), during the first half of 2011, a U.S. $1.0 million payment was approved to an affiliate of Mr. Frank Stronach for services rendered as Chairman of the Company. In December 2010, the Compensation Committee recommended to the Board and the Board subsequently approved a U.S. $2.0 million payment to an affiliate of Mr. Stronach, Chairman of the Company, for services rendered on behalf of the Company.

  During the first half of 2011, the Company incurred $0.1 million (2010 — $0.1 million) for consulting services from a company affiliated with a former director of the Company.

  These legal, consulting and other costs are included in "general and administrative" expenses in the Company's consolidated statements of income (loss).

SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTED INFORMATION
SEGMENTED INFORMATION

20.  SEGMENTED INFORMATION

The following tables present certain information with respect to geographic segmentation:

Revenues — years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Europe	$75,867	$77,894	$75,631
Canada	61,319	60,146	58,983
United States	31,632	30,762	32,158
Mexico	12,297	12,135	12,350

	$181,115	$180,937	$179,122

Real estate properties, net — as at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Europe	$449,599	$461,529
Canada	404,336	410,150
United States	219,653	215,167
Mexico	62,570	67,934

	$1,136,158	$1,154,780

Fixed assets, net — as at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Europe	$266	$5
Canada	1,571	31

	$1,837	$36

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

21.  DISCONTINUED OPERATIONS

As a result of the approval by the Company's shareholders and the Ontario Superior Court of Justice of the Arrangement (note 1), the Company has presented the Arrangement Transferred Assets & Business as discontinued operations in the accompanying consolidated financial statements.

The Company's results of operations related to discontinued operations are shown in the following table:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Revenues	$—	$262,345	$189,876
Purses, awards and other	—	148,584	103,878
Operating costs	—	80,208	93,233
Property operating costs	—	933	1,770
General and administrative	—	21,759	27,853
Depreciation and amortization	—	3,445	9,526
Interest income	—	(310)	(422)
Foreign exchange gains	—	(51)	(101)
Equity loss	—	1,952	29,951
Write-down of long-lived and intangible assets	—	—	44,499

Operating income (loss)	—	5,825	(120,311)
Loss on disposal of real estate	—	—	(1,305)

Income (loss) before income taxes	—	5,825	(121,616)
Income tax recovery	—	(1,196)	(347)

Income (loss) from operations	—	7,021	(121,269)
Net gain on disposition of discontinued operations, net of income tax of $10.5 million	—	87,428	—

Income (loss) from discontinued operations, net of income tax	$—	$94,449	$(121,269)

The distribution of the assets and liabilities under the Arrangement is considered a non-pro-rata distribution and therefore has been recorded at fair value. Accordingly, the gain on disposition of discontinued operations was determined as the difference in the fair values and carrying values of the net assets disposed of, net of costs of disposal. The difference between the fair value of the net assets disposed of and the carrying value of the 363,414 Class B Shares cancelled in the amount of $680.6 million has been recorded in the consolidated statements of changes in deficit as "Distribution under Plan of Arrangement" for the year ended December 31, 2011. A summary of the fair values and carrying values of the Arrangement Transferred Assets & Business is as follows:

	Fair Value	Carrying Value	Gain	Fair Value Measurement(i)
	(previously in US dollars — note 1(c))
Development Properties
Current assets	$2,320	$2,320	$—	Levels 1 and 2
Land held for development	218,039	132,257	85,782	Level 3
Current liabilities	(4,250)	(4,250)	—	Level 2
Future taxes	(1,395)	(1,395)	—	Level 3
Income-Producing Property and Property in United States
Land and building	15,997	9,354	6,643	Level 3
Racing & Gaming Business
Current assets	82,650	82,650	—	Levels 1 and 2
Fixed assets	6,935	6,935	—	Level 2
Racing lands and other long-term assets	392,471	384,754	7,717	Level 3
Technology companies	45,872	40,562	5,310	Level 3
Current liabilities	(37,698)	(37,698)	—	Level 2
Future taxes	(24,414)	(24,414)	—	Level 3
Other liabilities	(4,311)	(4,311)	—	Level 2

Gain on disposition before transaction costs and income taxes	692,216	586,764	105,452
Transaction costs			(8,042)

Net gain on disposition before undernoted			97,410

Reclassification to net income of foreign currency translation gain and net unrecognized actuarial pension loss			520
Income taxes			(10,502)

Net gain on disposition of discontinued operations, net of income tax			$87,428

(i)
Refer to note 18(f) for the fair value hierarchy

The fair values of the racetrack assets of the Racing & Gaming Business were determined based on the underlying real estate as this was considered to be the highest and best use. The fair values of the real estate were primarily determined by external real estate appraisals reflecting estimated prices at which comparable assets could be purchased and adjusted for the estimated costs to convert the land for its appraised purpose.

The fair values of fixed assets, which include machinery and equipment and furniture and fixtures, were determined using a market approach based upon management's review of current prices at which comparable assets could be purchased under similar circumstances.

The fair values of the technology companies, which primarily included XpressBet® and AmTote, were determined in consultation with an external valuator using a discounted cash flow analysis under the income valuation methodology. The income approach required estimating a number of factors including projected revenue growth, customer attrition rates, profit margin and the discount rate. Projected revenue growth, customer attrition rates and profit margin were based upon past experience and management's best estimate of future operating results. The discount rate represents the respective entity's weighted average cost of capital including a risk premium where warranted.

The fair value of the 50% joint venture interest in The Village at Gulfstream Park™ was determined based on an external real estate appraisal using discounted cash flow analysis under the income valuation method. The fair value of the 51% joint venture interest in MJC was determined based on the underlying real estate determined by external real estate appraisals as this was considered to be the highest and best use.

The fair values of the lands held for development, a property located in the United States and an income-producing property located in Canada were determined by external real estate appraisals or broker opinions that reflected a market approach using estimated prices at which comparable assets could be purchased.

The remaining assets and liabilities of the Racing & Gaming Business, as well as the other assets and liabilities associated with the lands held for development, were primarily cash and cash equivalents, restricted cash, accounts receivable, income taxes receivable, other current assets, accounts payable and accrued liabilities, and deferred revenue, for which the carrying value approximated fair value. The current and long-term portions of the proceeds from the sale of Lone Star LP, representing 50% of the outstanding total proceeds from the sale, approximate fair value as the note receivable bears interest at current market rates negotiated between arm's-length parties.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

22.  COMMITMENTS AND CONTINGENCIES

(a)
In the ordinary course of business activities, the Company may become subject to litigation and other claims brought by, among others, customers, suppliers and former employees. Management believes that adequate provisions have been recorded in the accounts where required. Although it is not possible to accurately estimate the extent of potential costs and losses, if any, management believes, but can provide no assurance, that the ultimate resolution of such claims would not have a material adverse effect on the financial position of the Company.

(b)
On February 15, 2011, Power Plant Entertainment Casino Resorts Indiana, LLC, PPE Casino Resorts Maryland, LLC and The Cordish Company (the "Plaintiffs") sued, among other defendants, the Company, certain subsidiary entities and joint ventures, including The Maryland Jockey Club and certain of its subsidiaries (collectively, the "MJC Entities"), as well as the Company's former Chairman and Chief Executive Officer, Mr. Frank Stronach, in the Circuit Court for Baltimore City in Baltimore, Maryland. The claims asserted in the Plaintiffs' complaint against the Company, the MJC Entities and Mr. Stronach (the "Complaint") are alleged to have arisen from events that occurred in Maryland in connection with the referendum conducted in November 2010 concerning the award of a gaming license to one of the Plaintiffs to conduct alternative gaming at the Arundel Mills Mall. The Complaint asserts a number of claims against all the defendants including, among other allegations, that the Company and Mr. Stronach, along with a number of other defendants, engaged in actions to defame the Plaintiffs by distributing allegedly false information concerning the Plaintiffs and their operations of a gaming facility in Indiana, Indianapolis Downs, LLC operating as Indiana Live. The specific claims asserted against the Company, the MJC Entities and Mr. Stronach are for alleged civil conspiracy, false light, invasion of privacy and defamation. The Complaint seeks an award of damages against all defendants in the amount of U.S.$300 million in compensatory damages and U.S.$300 million in punitive damages. Granite believes this claim is without merit. On March 25, 2011, a number of defendants, including the MJC Entities and the Company, filed a motion in the Circuit Court for Baltimore City, seeking to have the action transferred to the Circuit Court for Anne Arundel County. On April 29, 2011, the Indiana-based defendants named in the Complaint filed a notice to remove the Plaintiffs' claims relating to the Indiana defendants to the U.S. District Court for the District of Maryland. The Plaintiffs have sought to remand these claims to the Circuit Court for Baltimore City. The entire matter, in both the state and federal courts, was stayed by the United States Bankruptcy Court for the District of Delaware until it determined whether the claims were impacted by the bankruptcy of Indianapolis Downs, LLC. On September 6, 2011, the United States Bankruptcy Court for the District of Delaware entered an order denying the injunction motion and lifting the stay effective September 26, 2011. On December 21, 2011, the Circuit Court for Baltimore City issued an order staying the state court defendants' motions to transfer venue to the Circuit Court for Anne Arundel County pending resolution of whether the Maryland federal court action was remanded out of federal court. On September 26, 2012, the Maryland federal court issued an order remanding the Maryland federal court action to the Circuit Court for Baltimore City. On October 2, 2012, the parties filed a stipulation with the Circuit Court for Baltimore City proposing a further stay to allow certain of the defendants to engage plaintiffs in discussions that may potentially streamline the litigation. The stay was granted by the Circuit Court for Baltimore City on October 12, 2012. Under the terms of the Arrangement, the Company received an indemnity from the Stronach Shareholder and certain related parties against all losses suffered by the Company in relation to the Racing & Gaming Business for the period prior to, on and after the effective date of the transfer of June 30, 2011. Accordingly, the Company has not recorded a liability related to this claim. Granite provided the Stronach Shareholder with the required disclosure notice listing the existing litigation with the Plaintiffs. The Company has retained independent counsel to monitor the litigation on its behalf.

(c)
The Company had total letters of credit outstanding of $1.1 million issued with various financial institutions at December 31, 2012 to guarantee its performance under various construction projects. These letters of credit are secured by cash deposits of the Company.

(d)
At December 31, 2012, the Company's contractual commitments related to construction and development projects as well as environmental reports amounted to approximately $9.1 million.

(e)
On November 14, 2006, MEC completed the sale to PA Meadows, LLC of all the outstanding shares of Washington Trotting Association, Inc., Mountain Laurel Racing, Inc. and MEC Pennsylvania Racing, Inc. (collectively "The Meadows") through which MEC owned and operated The Meadows, a standardbred racetrack in Pennsylvania. On closing, MEC received cash consideration and a holdback agreement ("The Meadows Holdback Agreement"), under which U.S. $25.0 million was payable to MEC over a five-year period, subject to the offset for certain indemnification obligations as well as the purchaser having available excess cash flow. As part of the acquisition of the MEC Transferred Assets, the Company received the right to receive any payments under The Meadows Holdback Agreement. Payments from The Meadows Holdback Agreement may commence once the purchaser has available excess cash flow, if any. In connection with the Arrangement (note 1), any proceeds received from PA Meadows, LLC will be shared equally between the Company and the Stronach Shareholder.

(f)
At December 31, 2012, the Company had commitments under operating leases requiring future minimum annual rental payments as follows:

2013	$421
2014	421
2015	421
2016	421
2017	208
Thereafter	453

$2,345

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23.  SUBSEQUENT EVENTS

(a)
Effective January 3, 2013, the Company completed its conversion to a REIT. The conversion was implemented pursuant to a court approved plan of arrangement whereby all of the Common Shares of Granite were exchanged, on a one-for-one basis, for stapled units, each of which consisted of one unit of Granite Real Estate Investment Trust and one common share of Granite REIT Inc. (together "Granite REIT"). A wholly owned subsidiary of Granite REIT will continue to carry on, directly and indirectly, the business previously conducted by the Company. Subsequent to the REIT conversion, distributions of $0.175 per stapled unit were declared on January 15 and February 14, 2013. The distribution declared in January 2013 in the amount of $8.2 million was paid on February 15, 2013 and the distribution declared in February 2013 of $8.2 million will be paid on March 15, 2013. In addition, the Company amended the equity-based compensation plans disclosed in note 13 to reflect the REIT structure. The option holders of the Granite Plan exchanged their existing options to acquire Common Shares for options to acquire stapled units on a one-for-one basis. The Share Plan was amended so that a right to acquire stapled units or receive a payment based on the fair value of the stapled units will be substituted for the holder's right to acquire Common Shares or a payment based on the value of such shares. The DSP was amended to provide that each DSU outstanding will entitle the holder thereof to receive a payment based on the fair value of a new class of preferred shares of Granite that are designed to be equal in value to a stapled unit and a new deferred share unit plan was created by Granite REIT Inc. whereby non-executive board members will be entitled to receive a portion of their annual retainer as deferred share units which will entitle them to receive a payment based on the fair value of a preferred share of the Company that will be equal in value to a stapled unit.

(b)
On February 13, 2013, Granite REIT acquired a 90% interest in two income-producing multi purpose industrial properties located in the United States for approximately U.S. $35.8 million, excluding acquisition costs. The acquisition was funded through a combination of U.S. $14.3 million which was substantially sourced from the Granite Credit Facility and first mortgage debt of U.S. $21.5 million, representing Granite REIT's proportionate share of the total first mortgage debt on the two properties.

(c)
On February 28, 2013, the Company and the Stronach Shareholder entered into a settlement agreement with PA Meadows, LLC relating to The Meadows Holdback Agreement (note 22(e)). The Stronach Shareholder will receive proceeds of U.S.$ 10 million consisting of U.S.$3 million in cash and a promissory note of U.S.$7 million which will be shared equally with the Company. The promissory note is non-interest bearing and is to be paid in equal U.S.$1 million installments commencing March 31, 2013 to September 30, 2013.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization, Segmented Information and Basis of Presentation

(a)   Organization, Segmented Information and Basis of Presentation

        Organization

  On June 13, 2012, Granite Real Estate Inc. ("Granite" or the "Company") changed its name from MI Developments Inc. following shareholder approval of the name change at its annual general and special meeting. The Company is the successor to Magna International Inc.'s ("Magna") real estate division, which prior to its spin-off from Magna on August 29, 2003 was organized as an autonomous business unit within Magna. The Company was formed as a result of four companies that amalgamated on August 29, 2003 under the Business Corporations Act (Ontario): 1305291 Ontario Inc., 1305272 Ontario Inc., 1276073 Ontario Inc. and the Company. These companies were wholly-owned subsidiaries of Magna and held Magna's real estate division and the controlling interest in Magna Entertainment Corp. ("MEC"). Class A Subordinate Voting Shares and Class B Shares were distributed to the shareholders of Magna of record on August 29, 2003 on the basis of one Class A Subordinate Voting Share for every two Class A Subordinate Voting Shares of Magna held, and one Class B Share for every two Class B Shares of Magna held. The Company also acquired Magna's controlling interest in MEC as a result of this spin-off transaction.

  On March 5, 2009, MEC and certain of its subsidiaries filed voluntary petitions for reorganization under Chapter 11 of Title 11 of the United States Code (the "Bankruptcy Code") in the United States Bankruptcy Court for the District of Delaware and were granted recognition of the Chapter 11 proceedings from the Ontario Superior Court of Justice under section 18.6 of the Companies' Creditors Arrangement Act in Canada. On February 18, 2010, the Company announced that MEC had filed the Joint Plan of Affiliated Debtors, an agreement amongst the Official Committee of Unsecured Creditors, the Company and MI Developments US Financing Inc. pursuant to the Bankruptcy Code (as amended, the "Plan") and related Disclosure Statement in connection with the MEC Chapter 11 proceedings. The Plan provided, among other things, that the assets of MEC remaining after certain asset sales were to be transferred to the Company, including, among other assets, Santa Anita Park, Golden Gate Fields, Gulfstream Park (including MEC's interest in The Village at Gulfstream Park™, a joint venture between MEC and Forest City Enterprises, Inc.), Portland Meadows, AmTote International, Inc. ("AmTote") and XpressBet, Inc. ("XpressBet®"). On March 23, 2010, the Plan was amended to include the transfer of The Maryland Jockey Club ("MJC") to the Company (together with the assets referred to in the preceding sentence, the "MEC Transferred Assets"). On April 30, 2010, the closing conditions of the Plan were satisfied or waived, and the Plan became effective following the close of business on April 30, 2010.

  On June 30, 2011, the Company completed a court-approved plan of arrangement (the "Arrangement") under the Business Corporations Act (Ontario) which eliminated the Company's dual class share capital structure through which Mr. Frank Stronach and his family controlled the Company (the "Stronach Shareholder"). Definitive agreements with respect to the Arrangement were entered into by the Company on January 31, 2011. The Arrangement was approved on March 29, 2011 by 98.08% of the votes cast by shareholders at the annual general and special meeting and, on March 31, 2011, the Ontario Superior Court of Justice issued a final order approving the Arrangement. The Arrangement eliminated the Company's dual class share capital structure through:

  i)
  the purchase for cancellation of 363,414 Class B Shares held by the Stronach Shareholder upon the transfer to the Stronach Shareholder of the Company's Racing & Gaming Business including U.S. $20 million of working capital at January 1, 2011, substantially all of the Company's lands held for development and associated assets and liabilities (the Company was granted an option to purchase at fair value certain of these development lands if needed to expand the Company's income-producing properties), a property located in the United States, an income-producing property located in Canada and cash in the amount of U.S. $8.5 million. In addition, the Stronach Shareholder received a 50% interest in the note receivable and cash proceeds from the sale of Lone Star LP (note 3), a 50% interest in any future payments under a holdback agreement relating to MEC's prior sale of The Meadows racetrack (note 22(e)) and a second right of refusal (behind Magna's first right of refusal) in respect of certain properties owned by the Company and leased to Magna in Oberwaltersdorf, Austria and Aurora, Canada (the assets and liabilities transferred to the Stronach Shareholder pursuant to the Arrangement are collectively referred to as the "Arrangement Transferred Assets & Business"); and

  ii)
  the purchase for cancellation by the Company of each of the other 183,999 Class B Shares in consideration for 1.2 Class A Subordinate Voting Shares per Class B Share, which following cancellation of the Class B Shares and together with the then outstanding Class A Subordinate Voting Shares were renamed Common Shares.

  On January 3, 2013, Granite completed its conversion from a corporate structure to a stapled unit Real Estate Investment Trust ("REIT") structure (note 23(a)).

  Segmented Information and Discontinued Operations

  The Company's reportable segments reflect the manner in which the Company is organized and managed by its senior management. Subsequent to the effective date of the Plan on April 30, 2010 until the completion of the Arrangement on June 30, 2011, the Company's operations were segmented between the "Real Estate Business" and the "Racing & Gaming Business". The Company's reportable segments were determined based upon the distinct nature of their operations and that each segment offered different services and was managed separately. However, as a result of the Arrangement noted above, the financial position and results of operations of the Arrangement Transferred Assets & Business have been presented as discontinued operations (note 21) and, as such, have been excluded from continuing operations for all periods presented. Accordingly, the Company's single reportable segment pertains to the Real Estate Business' income-producing properties.

  The Company's lands held for development and associated assets and liabilities, a property located in the United States and an income producing property located in Canada were previously presented in the Real Estate Business segment and have been presented as discontinued operations for the years ended December 31, 2011 and 2010.

  Real Estate Business

  Granite is a Canadian-based real estate company engaged in the ownership and management of predominantly industrial properties in North America and Europe. The Company owns and manages approximately 28 million square feet in 104 rental income properties. The Company's tenant base currently includes operating subsidiaries of Magna International Inc. (together "Magna") as its largest tenants, together with tenants from other industries.

  Racing & Gaming Business

  As a result of the Plan, following the close of business on April 30, 2010, the Company became the owner and operator of horse racetracks and a supplier, via simulcasting, of live horse racing content to the inter-track, off-track and account wagering markets.

  As a result of the Arrangement, the Racing & Gaming Business is included in discontinued operations (note 21). The Racing & Gaming Business owned and operated four thoroughbred racetracks located in the United States, as well as the simulcast wagering venues at these tracks, including: Santa Anita Park, Golden Gate Fields, Gulfstream Park (which includes a casino with alternative gaming machines) and Portland Meadows; XpressBet®, a United States based national account wagering business; AmTote, a provider of totalisator services to the pari-mutuel industry; and a thoroughbred training centre in Palm Meadows, Florida. The Racing & Gaming Business also included: a 50% joint venture interest in The Village at Gulfstream Park™, an outdoor shopping and entertainment centre located adjacent to Gulfstream Park; a 50% joint venture interest in HRTV, LLC, which owns Horse Racing TV®, a television network focused on horse racing; a 51% interest in Maryland RE & R LLC, a joint venture with real estate and racing operations in Maryland, including Pimlico Race Course, Laurel Park and a thoroughbred training centre and a 49% joint venture interest in Laurel Gaming LLC, a joint venture established to pursue gaming opportunities at the Maryland properties.

  Basis of Presentation

  The accompanying consolidated financial statements have been prepared in Canadian dollars following United States generally accepted accounting principles ("U.S. GAAP").

Consolidated Financial Statements

(b)   Consolidated Financial Statements

  The accompanying consolidated financial statements include the accounts of Granite and its subsidiaries (references to "Granite" or the "Company" include Granite's subsidiaries). All significant intercompany balances and transactions have been eliminated on consolidation.

Change in Reporting Currency

(c)   Change in Reporting Currency

  The consolidated financial statements for periods prior to January 1, 2012 were reported using the U.S. dollar. As a result of the Company's shareholder base becoming increasingly Canadian and the Company's stated intention of becoming a Canadian Real Estate Investment Trust, and to mitigate the impact of foreign exchange fluctuations on the Company's reported results, effective January 1, 2012, the Company's reporting currency was changed to the Canadian dollar. With the change in the reporting currency, all comparative financial information has been recast from U.S. dollars to Canadian dollars to reflect the Company's consolidated financial statements as if they had been historically reported in Canadian dollars. The consolidated U.S. dollar balance sheet at December 31, 2011 was translated into the Canadian dollar reporting currency by translating assets and liabilities at the end-of-period exchange rate and translating equity balances at historical exchange rates. The consolidated statements of income (loss) were translated into Canadian dollars using the weighted average exchange rate for the applicable period. The resulting foreign currency translation adjustment is reported as a component of other comprehensive income (loss) and accumulated other comprehensive loss. The impact of the change in reporting currency on the consolidated statements of income (loss) for the years ended December 31, 2011 and 2010 and the net assets/shareholders' equity as at December 31, 2011 on the Company's consolidated balance sheet is summarized in the tables below:

Year ended December 31, 2011	As Previously Reported	Foreign Exchange	As Recast
Consolidated statement of income	USD		CDN
Revenues	$182,949	$(2,012)	$180,937
Income from continuing operations	59,196	(1,254)	57,942
Net income	155,797	(3,406)	152,391
Diluted earnings from continuing operations per Common or Class B Share	1.26	(0.03)	1.23

Year ended December 31, 2010	As Previously Reported	Foreign Exchange	As Recast
Consolidated statement of loss	USD		CDN
Revenues	$173,894	$5,228	$179,122
Income from continuing operations	66,541	1,862	68,403
Net loss	(52,704)	(162)	(52,866)
Diluted earnings from continuing operations per Common or Class B Share	1.42	0.05	1.47

As at December 31, 2011	As Previously Reported	Foreign Exchange	As Recast
Consolidated balance sheet	USD		CDN
Common Shares	$1,521,093	$598,422	$2,119,515
Contributed surplus	57,636	4,579	62,215
Deficit	(845,770)	(30,605)	(876,375)
Accumulated other comprehensive income (loss)	161,085	(557,200)	(396,115)

Total shareholders' equity	$894,044	$15,196	$909,240

  The $598.4 million impact of the change in reporting currency on Common Shares is due to the effect of translating the consolidated balance at the historical exchange rate. The Canadian dollar has appreciated since the formation of the Company. The resulting impact of translating Common Shares, contributed surplus and deficit at historical exchange rates is recorded in accumulated other comprehensive loss.

Foreign Currency Translation

(d)   Foreign Currency Translation

  The assets and liabilities of the Company's self-sustaining operations having a functional currency other than the Canadian dollar are translated into the Company's Canadian dollar reporting currency using the exchange rate in effect at the year-end and revenues and expenses are translated at the average rate during the year. Unrealized foreign exchange gains or losses on translation of the Company's net investment in these operations are recognized as a component of "other comprehensive income (loss)" and are included in the "accumulated other comprehensive loss" component of shareholders' equity.

  The appropriate amounts of foreign currency translation adjustments in the "accumulated other comprehensive loss" component of shareholders' equity are released from "other comprehensive income (loss)" and included in the consolidated statements of income (loss) when there is a sale or partial sale of the Company's investment in a self-sustaining operation having a functional currency other than the Canadian dollar, or upon a complete or substantially complete liquidation of the investment.

  Foreign exchange gains and losses on transactions occurring in a currency different from an operation's functional currency are reflected in income, except for gains and losses on foreign exchange forward contracts subject to hedge accounting in accordance with the Company's accounting policy for "Financial Instruments" as described below.

Financial Instruments

(e)   Financial Instruments

  All financial instruments, including derivative financial instruments, are included on the Company's consolidated balance sheets and measured either at their fair values or, under certain circumstances, at cost or amortized cost. Unrealized gains and losses resulting from changes in fair values are recognized in the consolidated statements of income (loss).

  All of the Company's consolidated financial assets are classified as "held for trading", "held to maturity", "loans and receivables" or "available for sale" and all of the Company's consolidated financial liabilities are classified as "held for trading" or "other financial liabilities". All of the Company's consolidated financial instruments are initially measured at fair value, with subsequent measurements dependent on the classification of each financial instrument.

  "Held for trading" financial assets, which include "cash and cash equivalents", are measured at fair value and all gains and losses are included in income in the period in which they arise. "Loans and receivables", which include certain "other assets", "note receivable" and "accounts receivable", are recorded at amortized cost. The Company does not currently have any consolidated financial assets classified as "held to maturity" or "available for sale".

  "Other financial liabilities", which include "senior unsecured debentures, net" and "accounts payable and accrued liabilities" are recorded at amortized cost. The Company does not have any consolidated financial liabilities classified as "held for trading".

  The Company's policy for the treatment of financing costs related to the issuance of debt is to present debt instruments on the consolidated balance sheets net of the related financing costs, with the net balance accreting to the face value of the debt over its term.

  The Company may utilize derivative financial instruments from time to time in the management of its foreign currency and interest rate exposures. The Company's policy is not to utilize derivative financial instruments for trading or speculative purposes.

  The Company from time to time uses hedge accounting, as described below, to ensure that counterbalancing gains, losses, revenues and expenses, including the effects of counterbalancing changes in cash flows, are recognized in income in the same period or periods. When hedge accounting is not employed, the Company measures and recognizes the fair value of the hedging instrument on the consolidated balance sheets with changes in such fair value being recognized in the consolidated statements of income (loss) in the period in which they occur.

  Hedge Accounting

  When hedge accounting is employed, the Company first formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking such hedge transactions. This process includes linking derivative financial hedging instruments to forecasted transactions. The Company also formally assesses both at the hedge's inception and on an ongoing basis, whether the derivative financial instruments used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items and whether the hedging relationship may be expected to remain highly effective in future periods. Any portion of the change in fair value of the hedging instrument that does not offset changes in the fair value of the hedged item (the ineffectiveness of the hedge) is recorded directly in the consolidated statements of income (loss). When it is determined that a hedging relationship is not, or has ceased to be, highly effective, the use of hedge accounting is discontinued on a prospective basis.

  Unrecognized gains or losses associated with derivative financial instruments that have been terminated or cease to be effective as a hedging instrument prior to maturity are amortized in the consolidated statements of income (loss) over the remaining term of the original hedge. If the hedged item is sold or settled prior to the termination of the related derivative financial instrument, the entire unrecognized gain or loss, and any subsequent gain or loss on such derivative instrument, is recognized in the consolidated statements of income (loss).

  Net cash flows arising from derivative financial instruments used to hedge anticipated foreign currency transactions and interest rate fluctuations are classified in the same manner as the cash flows from the hedged transactions on the consolidated statements of cash flows.

  Foreign Exchange Forward Contracts

  The Company, on occasion, purchases foreign exchange forward contracts to hedge specific anticipated foreign currency transactions. When hedge accounting is employed, the fair value of the hedging instrument is recognized on the consolidated balance sheets. Foreign exchange translation gains and losses, together with any premium or discount, on derivative financial instruments are recognized in "other comprehensive income (loss)" and included in the "accumulated other comprehensive loss" component of shareholders' equity until the hedged transaction is included in the consolidated statements of income (loss). At that time, the amount previously included in "accumulated other comprehensive loss" is released from "other comprehensive income (loss)" and included in the consolidated statements of income (loss).

Cash and Cash Equivalents	(f) Cash and Cash Equivalents Cash and cash equivalents include cash on account, demand deposits and short-term investments with maturities of less than three months at the date of acquisition.
Restricted Cash

(g)   Restricted Cash

  Restricted cash represents a segregated cash account associated with a construction holdback. These funds will be paid to the contractors upon satisfactory completion of the construction project.

Real Estate Properties

(h)   Real Estate Properties

  In all cases below, "cost" represents acquisition and development costs, including direct construction costs, capitalized interest and indirect costs wholly attributable to development.

  Revenue-Producing Properties

  Revenue-producing properties are stated at cost less accumulated depreciation, reduced for impairment losses where appropriate.

  Government grants and tax credits received for capital expenditures are reflected as a reduction of the cost of the related asset.

  Depreciation is provided on a straight-line basis over the estimated useful lives of buildings (including buildings under capital leases), which typically range from 20 to 40 years.

  Development Properties

  The Company's development properties are stated at cost, reduced for impairment losses when appropriate. Properties under development are classified as such until the property is substantially completed and available for occupancy. Depreciation is not recorded for development properties.

  The Company capitalizes acquisition, development and expansion costs, including direct construction costs, interest and indirect costs wholly attributable to development. Interest is capitalized to projects under development or construction based on the average accumulated expenditures outstanding during the period multiplied by the Company's average borrowing rate on existing debt. The Company capitalizes direct and indirect costs, including real estate taxes and certain operating expenses of the development property if activities necessary to ready the development property for its intended use are in progress. Costs of internal personnel and other indirect costs that are not wholly attributable to a project are expensed as incurred.

  Properties Held for Sale

  Properties held for sale are carried at the lower of (i) cost less accumulated depreciation and (ii) net realizable value. Depreciation ceases once a property is classified as held for sale.

Revenue-Producing Properties

Revenue-Producing Properties

Revenue-producing properties are stated at cost less accumulated depreciation, reduced for impairment losses where appropriate.

Government grants and tax credits received for capital expenditures are reflected as a reduction of the cost of the related asset.

Depreciation is provided on a straight-line basis over the estimated useful lives of buildings (including buildings under capital leases), which typically range from 20 to 40 years.

Development Properties

Development Properties

The Company's development properties are stated at cost, reduced for impairment losses when appropriate. Properties under development are classified as such until the property is substantially completed and available for occupancy. Depreciation is not recorded for development properties.

The Company capitalizes acquisition, development and expansion costs, including direct construction costs, interest and indirect costs wholly attributable to development. Interest is capitalized to projects under development or construction based on the average accumulated expenditures outstanding during the period multiplied by the Company's average borrowing rate on existing debt. The Company capitalizes direct and indirect costs, including real estate taxes and certain operating expenses of the development property if activities necessary to ready the development property for its intended use are in progress. Costs of internal personnel and other indirect costs that are not wholly attributable to a project are expensed as incurred.

Properties Held for Sale

Properties Held for Sale

Properties held for sale are carried at the lower of (i) cost less accumulated depreciation and (ii) net realizable value. Depreciation ceases once a property is classified as held for sale.

Fixed Assets

(i)    Fixed Assets

  Fixed assets are recorded at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful lives of the fixed assets, which typically range from 3 to 5 years for computer hardware and software and 5 to 7 years for other furniture and fixtures. Leasehold improvements are amortized over the term of the applicable lease.

  Government grants and tax credits received for capital expenditures are reflected as a reduction of the cost of the related asset.

Impairment of Long-lived Assets

(j)    Impairment of Long-lived Assets

  For long-lived assets (including real estate properties and fixed assets) not held for sale, the Company assesses at least annually whether there are indicators of impairment. If such indicators are present, the Company completes a net recoverable amount analysis for the long-lived assets by determining whether the carrying value of such assets can be recovered through projected undiscounted cash flows. If the sum of expected future cash flows, undiscounted and without interest charges, is less than net book value, the excess of the net book value over the estimated fair value, based on discounted projected future cash flows and, if appropriate, appraisals, is charged to operations in the period in which such impairment is determined by management.

  When long-lived assets are classified by the Company as held for sale or discontinued operations, the carrying value is reduced, if necessary, to the estimated net realizable value. "Net realizable value" is determined based on discounted projected net cash flows of the assets and, if appropriate, appraisals and/or estimated net sales proceeds from pending offers.

  Accounting estimates related to long-lived assets are subject to significant measurement uncertainty and are susceptible to changes as such estimates require management to make forward- looking assumptions regarding cash flows and business operations.

Deferred Financing Costs	(k) Deferred Financing Costs The costs of obtaining a revolving credit facility are capitalized and amortized over the term of the facility.
Revenue Recognition

(l)    Revenue Recognition

  Where the Company has retained substantially all the benefits and risks of ownership of its rental properties, leases with its tenants are accounted for as operating leases. Where substantially all the benefits and risks of ownership of the Company's rental properties have been transferred to its tenants, the Company's leases are accounted for as direct financing leases. For leases involving land and buildings, if the fair value of the land exceeds 25% of the consolidated fair value of the land and building at the inception of the lease, the Company evaluates the land and building separately in determining the appropriate lease treatment. In such circumstances, the land lease is typically accounted for as an operating lease, and the building is accounted for as either an operating lease or a direct financing lease, as appropriate.

  The Company's leases (the "Leases") are net leases under which the lessee is responsible for the direct payment of all operating costs related to the properties, including property taxes, insurance, utilities and routine repairs and maintenance. Revenues and operating expenses do not include any amounts related to operating costs paid directly by the lessees.

  The Leases may provide for either scheduled fixed rent increases or periodic rent increases based on increases in a local price index. Where periodic rent increases depend on increases in a local price index, such rent increases are accounted for as contingent rentals and recognized in income in applicable future years. Where scheduled fixed rent increases exist in operating leases, the total scheduled fixed lease payments of the lease are recognized in income evenly on a straight-line basis over the term of the lease. The amount by which the straight-line rental revenue differs from the rents collected in accordance with the lease agreements is recognized in "deferred rent receivable".

Stock-Based Compensation Plans

(m)  Stock-Based Compensation Plans

  Compensation expense for stock option grants is based on the fair value of the options at the grant date and is recognized over the period from the grant date to the date the award is vested and its exercisability does not depend on continued service by the option holder. Compensation expense is recognized as general and administrative expenses, with a corresponding amount included in equity as contributed surplus. The contributed surplus balance is reduced as options are exercised and the amount initially recorded for the options in contributed surplus is credited to Common Shares, along with the proceeds received on exercise. In the event that options are forfeited or cancelled prior to having vested, any previously recognized expense is reversed in the period of forfeiture or cancellation.

  The Company's restricted share unit plan is measured at fair value at the date of grant and amortized to compensation expense from the effective date of the grant to the final vesting date. Compensation expense is recognized in general and administrative expenses with a corresponding amount included in equity as contributed surplus. The contributed surplus balance is reduced and credited to Common Shares as shares are issued in satisfaction of the share units. Restricted share units granted under this plan may be subject to either cliff or graded vesting. Compensation expense for awards with cliff or graded vesting is recognized on a straight-line basis over the period from the grant date to the final vesting date.

  Compensation expense and a corresponding liability are recognized for deferred share units ("DSUs") based on the market value of the underlying shares. During the period in which the DSUs are outstanding, the liability is adjusted for changes in the market value of the underlying stock, with such adjustments being recognized as compensation expense in general and administrative expenses in the period in which they occur.

  The stock-based compensation plans are described in note 13.

Income Taxes

(n)   Income Taxes

  The Company uses the liability method of tax allocation for accounting for income taxes. Under the liability method of tax allocation, future tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is provided to the extent that it is more likely than not that future tax assets will not be realized. Management's estimates used in establishing the Company's tax provision are subject to uncertainty. Actual results may be materially different from such estimates.

  The Company accounts for uncertain tax positions by evaluating if the available evidence indicates it is more likely than not, based on technical merits, that the position will be sustained on audit, including resolutions of related appeals or litigation processes, if any. The Company measures the appropriate amount of the benefit to recognize which is the maximum amount that is more likely than not to be realized. The tax position is reversed when it is no longer more likely than not capable of being sustained. The maximum amount which is more likely than not to be recognized at each reporting date will represent management's best estimate, given the information available at the reporting date, although the outcome of the tax position is not absolute or final.

Use of Estimates

(o)   Use of Estimates

  The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Management believes that the estimates utilized in preparing the consolidated financial statements are reasonable and prudent; however, actual results could differ from those estimates.

Comparative Amounts

(p)   Comparative Amounts

  The Company has added separate line items for real estate and fixed asset additions on the consolidated statements of cash flows for the years ended December 31, 2011 and 2010 to conform to the current year's presentation.

Revenue Recognition - Racing & Gaming Business

(q)   Revenue Recognition — Racing & Gaming Business

  Racing revenues included pari-mutuel wagering revenues, gaming revenues and non-wagering revenues. Pari-mutuel wagering revenues associated with horseracing were recorded on a daily basis. Pari-mutuel wagering revenues were recognized gross of purses, stakes and awards and pari-mutuel wagering taxes. The costs relating to these amounts are included in "purses, awards and other" in discontinued operations (note 21).

  Gaming revenues represented the net win earned on slot wagers. Net win is the difference between wagers placed and winning payouts to patrons, and was recorded at the time wagers were made. The costs associated with gaming revenues represented statutory required amounts distributed to the state as tax and to the horsemen to supplement purses and are included in "purses, awards and other" in discontinued operations (note 21).

  Non-wagering revenues included totalisator equipment sales and service revenues from AmTote earned in the provision of totalisator services to racetracks, food and beverage sales, program sales, admissions, parking, sponsorship, rental fees and other revenues. Revenues derived principally from totalisator equipment sales were recognized upon shipment or acceptance of the equipment by the customer depending on the terms of the underlying contracts. Revenues generated from service contracts in the provision of totalisator services were recognized when earned based on the terms of the service contract. Revenues from food and beverage sales and program sales were recorded at the time of sale. Revenues from admissions and parking were recorded on a daily basis, except for seasonal amounts which were recorded rateably over the racing season. Revenues from sponsorship and rental fees were recorded rateably over the terms of the respective agreements or when the related event occurred.

Advertising - Racing & Gaming Business

(r)    Advertising — Racing & Gaming Business

  Costs incurred for producing advertising associated with horseracing and slot operations were generally expensed when the advertising program commenced. Costs incurred with respect to promotions for specific live race days were expensed on the applicable race day.

Accounting Changes

(s)   Accounting Changes

  Fair Value Measurement

  In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")". The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. The amendments are applied prospectively and are effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-04, effective January 1, 2012, did not have any impact on the Company's consolidated financial statements except for additional disclosure requirements when applicable particularly in relation to Level 3 fair value measurements.

  Comprehensive Income

  In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income". ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in shareholders' equity, and requires the presentation of components of net income and other comprehensive income either in a single continuous statement or in two separate but consecutive statements. ASU 2011-05 is effective, on a retrospective basis, for interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-05, effective January 1, 2012, did not have any impact on the Company's consolidated financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of impact of the change in reporting currency on the consolidated statement of income (loss) and the net assets/shareholders' equity on the Company's consolidated balance sheet

Year ended December 31, 2011	As Previously Reported	Foreign Exchange	As Recast
Consolidated statement of income	USD		CDN
Revenues	$182,949	$(2,012)	$180,937
Income from continuing operations	59,196	(1,254)	57,942
Net income	155,797	(3,406)	152,391
Diluted earnings from continuing operations per Common or Class B Share	1.26	(0.03)	1.23

Year ended December 31, 2010	As Previously Reported	Foreign Exchange	As Recast
Consolidated statement of loss	USD		CDN
Revenues	$173,894	$5,228	$179,122
Income from continuing operations	66,541	1,862	68,403
Net loss	(52,704)	(162)	(52,866)
Diluted earnings from continuing operations per Common or Class B Share	1.42	0.05	1.47

As at December 31, 2011	As Previously Reported	Foreign Exchange	As Recast
Consolidated balance sheet	USD		CDN
Common Shares	$1,521,093	$598,422	$2,119,515
Contributed surplus	57,636	4,579	62,215
Deficit	(845,770)	(30,605)	(876,375)
Accumulated other comprehensive income (loss)	161,085	(557,200)	(396,115)

Total shareholders' equity	$894,044	$15,196	$909,240

REAL ESTATE PROPERTIES, NET (Tables)	12 Months Ended
Dec. 31, 2012
REAL ESTATE PROPERTIES, NET
Schedule of real estate properties

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Income-producing properties
Land and improvements	$202,196	$202,753
Buildings, parking lots and roadways — cost	1,457,122	1,441,086
Buildings, parking lots and roadways — accumulated depreciation	(527,577)	(491,615)

	1,131,741	1,152,224
Development properties
Properties under development	4,417	2,556

	$1,136,158	$1,154,780

Schedule of commitments under operating leases future minimum annual rental payments
These amounts are determined using foreign exchange rates as at December 31, 2012, and include contracted fixed rent increases but exclude any future Consumer Price Index increases and rents from any renewals on lease expiry.

2013	$180,320
2014	159,729
2015	155,982
2016	152,218
2017	144,822
Thereafter	179,540

$972,611

FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
FIXED ASSETS, NET
Schedule of fixed assets

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Office equipment	$1,246	$—
Leasehold improvements	920	—
Computer hardware and software	648	507

	2,814	507
Accumulated depreciation	(977)	(471)

	$1,837	$36

OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ASSETS
Schedule of other assets

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Tenant inducements	$2,171	$1,976
Deferred leasing costs	1,041	1,195
Deferred financing costs	222	—
Long-term receivables	98	427

	$3,532	$3,598

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of income (loss) before income taxes from continuing operations, by jurisdiction

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Domestic	$10,294	$(10,327)	$(3,787)
Foreign	75,488	63,881	106,624

Income before income taxes	$85,782	$53,554	$102,837

Schedule of provision for (recovery of) income taxes from continuing operations

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Expected income taxes at the Canadian statutory tax rate of 26.5% (2011 — 28.25%, 2010 — 31%)	$22,732	$15,129	$31,879
Foreign rate differentials	(9,072)	(9,261)	(11,491)
Change in provisions for uncertain tax positions and tax filings	(996)	(247)	—
Non-deductible expenses	(374)	1,606	1,496
Effect of change in tax rates	546	—	—
Impairment recovery relating to loans receivable from MEC	—	—	5,605
Purchase price consideration adjustment	—	—	(8,175)
Tax resulting from internal amalgamation (note 6(h))	—	(12,892)	12,892
Withholding taxes and other items	1,609	1,277	2,228

Income tax expense (recovery)	$14,445	$(4,388)	$34,434

Schedule of income tax expense (recovery) from continuing operations

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Current income tax expense (recovery):
Domestic	$2,481	$(11,852)	$13,401
Foreign	17,091	10,991	10,379

	19,572	(861)	23,780

Future income tax expense (recovery):
Domestic	(700)	805	(117)
Foreign	(4,427)	(4,332)	10,771

	(5,127)	(3,527)	10,654

Income tax expense (recovery)	$14,445	$(4,388)	$34,434

Schedule of future income tax expense (recovery) from continuing operations

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Changes in tax value of assets from book value	$(4,205)	$(4,707)	$3,566
Impairment provision relating to loans receivable from MEC	—	—	5,605
Other	(922)	1,180	1,483

Total future tax expense (recovery)	$(5,127)	$(3,527)	$10,654

Schedule of future tax assets

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Tax value of assets in excess of book value	$3,924	$1,292

Schedule of future tax liabilities

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Book value of assets in excess of tax value	$24,083	$25,802
Other	3,543	4,422

Total future tax liabilities	$27,626	$30,224

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Unrecognized tax benefits balance, beginning of year	$10,885	$10,388	$8,704
Increases (decreases) for tax positions of prior years	598	(247)	—
Increases for tax positions of current year	1,782	826	2,081
Foreign currency impact	(82)	(82)	(397)

Unrecognized tax benefits balance, end of year	$13,183	$10,885	$10,388

Schedule of tax years remaining subject to examination by major tax jurisdiction

  As at December 31, 2012, the following tax years remained subject to examination by the major tax jurisdictions:

Major Jurisdictions
Canada	2007 through 2012
United States	2007 through 2012
Mexico	2007 through 2012
Austria	2009 through 2012

SENIOR UNSECURED DEBENTURES, NET (Tables)	12 Months Ended
Dec. 31, 2012
SENIOR UNSECURED DEBENTURES, NET
Schedule of the Company's net interest expense, including interest expense and other financing costs on bank indebtedness and the senior unsecured debentures

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Gross interest cost	$16,882	$17,647	$19,243
Less: interest capitalized	(491)	(1,193)	(183)

Interest expense	16,391	16,454	19,060
Interest income	(520)	(705)	(307)

Interest expense, net	$15,871	$15,749	$18,753

Schedule of gross interest cost

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Interest on indebtedness initially incurred for a term of more than one year	$16,385	$16,400	$16,572
Other interest	497	1,247	2,671

	$16,882	$17,647	$19,243

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Accounts payable	$5,558	$4,538
Accrued salaries and wages	3,913	1,549
Accrued interest payable	387	387
Accrued construction payable	8,167	4,233
Accrued director share-based compensation	2,283	986
Other accrued liabilities	6,156	2,748

	$26,464	$14,441

SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL
Schedule of changes in the Company's share capital

	Common Shares		Class B Shares		Total
	Number (000s)	Stated Value	Number (000s)	Stated Value	Number (000s)	Stated Value
	(previously in US dollars — note 1(c))
Shares issued and outstanding, January 1 and December 31, 2010	46,161	$2,102,392	547	$24,957	46,708	$2,127,349
Issued on exercise of stock options	490	8,735	—	—	490	8,735
Purchase for cancellation:
Stronach Shareholder	—	—	(363)	(16,569)	(363)	(16,569)
Non-Stronach Shareholders	220	8,388	(184)	(8,388)	36	—

Shares issued and outstanding, December 31, 2011	46,871	2,119,515	—	—	46,871	2,119,515
Issued on exercise of stock options	30	1,143	—	—	30	1,143
Issued on settlement of share units	15	350	—	—	15	350
Repurchase for cancellation	(83)	(3,752)	—	—	(83)	(3,752)

Shares issued and outstanding, December 31, 2012	46,833	$2,117,256	—	$—	46,833	$2,117,256

CONTRIBUTED SURPLUS (Tables)	12 Months Ended
Dec. 31, 2012
CONTRIBUTED SURPLUS
Schedule of change in contributed surplus

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Contributed surplus, beginning of year	$62,215	$63,542	$63,083
Repurchase of Common Shares (note 10)	1,058	—	—
Transfer to share capital	(537)	(1,712)	—
Stock-based compensation	319	385	459

Contributed surplus, end of year	$63,055	$62,215	$63,542

ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE LOSS
Schedule of changes in the Company's accumulated other comprehensive loss

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Accumulated other comprehensive loss, beginning of year	$(396,115)	$(396,671)	$(293,128)
Foreign currency translation adjustment(i)	(8,669)	1,076	(103,381)
Recognition of foreign currency translation gain in net income (loss)(ii)	—	—	(43)
Change in net unrecognized actuarial pension loss	—	—	(119)
Reclassification to net income (loss) of foreign currency translation gain of discontinued operations upon deconsolidation(iii)	—	(639)	—
Reclassification to net income (loss) of net unrecognized actuarial pension loss of discontinued operations upon deconsolidation(iii)	—	119	—

Accumulated other comprehensive loss, end of year(iv)	$(404,784)	$(396,115)	$(396,671)

(i)
The Company incurs unrealized foreign currency translation gains and losses related to its self-sustaining operations having functional currencies other than the Canadian dollar. The foreign currency translation losses for the years ended December 31, 2012 and 2010 are primarily due to the weakening of the euro and the U.S. dollar against the Canadian dollar. The foreign currency translation gain for the year ended December 31, 2011 is primarily due to the strengthening of the U.S. dollar against the Canadian dollar, partially offset by the weakening of the euro against the Canadian dollar.

(ii)
For the year ended December 31, 2010, $0.1 million included in "other gains, net" represents the remaining foreign currency translation gain realized from the final liquidation of a foreign operation.

(iii)
Included in "income (loss) from discontinued operations, net of income tax" on the consolidated statements of income (loss) for the year ended December 31, 2011 is the reclassification to net income (loss) of a $0.6 million foreign currency translation gain and a $0.1 million unrecognized actuarial pension loss associated with the Racing & Gaming Business upon deconsolidation.

(iv)
Accumulated other comprehensive loss consists of:

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Foreign currency translation adjustment	$(404,784)	$(396,115)

Schedule of accumulated other comprehensive loss

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Foreign currency translation adjustment	$(404,784)	$(396,115)

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION
Schedule of reconciliation of the changes in stock options outstanding

	2012		2011		2010
	Number (000s)	Weighted Average Exercise Price	Number (000s)	Weighted Average Exercise Price	Number (000s)	Weighted Average Exercise Price
Outstanding, beginning of year	235	$31.99	835	$22.66	882	$24.50
Granted	—	—	—	—	95	12.90
Exercised	(30)	31.85	(490)	14.22	—	—
Cancelled or forfeited	—	—	(110)	31.85	(142)	27.55

Outstanding, end of year	205	$32.01	235	$31.99	835	$22.66

Schedule of options outstanding and exercisable

Options Outstanding and Exercisable
Number (000s)	Exercise Price	Weighted Average Remaining Life in Years
95	$31.85	0.7
50	35.62	2.0
50	32.21	4.7
10	14.54	6.9
205	$32.01	2.3

Schedule of weighted average assumptions used in determining the fair value of the stock options granted

Years ended December 31,	2012	2011	2010
Risk-free interest rate	—	—	1.3%
Expected dividend yield	—	—	3.3%
Expected volatility of Common Shares	—	—	58.7%
Weighted average expected life (years)	—	—	2.0
Weighted average fair value per option granted	—	—	$3.50

DSUs
Stock-based compensation
Schedule of reconciliation of the changes in stock units outstanding

Years ended December 31,	2012	2011	2010
Outstanding, beginning of year	31	156	116
Granted	30	35	52
Redeemed	—	(160)	(12)

Outstanding, end of year	61	31	156

Executive share units
Stock-based compensation
Schedule of reconciliation of the changes in stock units outstanding
2012		2011
Years ended December 31,	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
Outstanding, beginning of year	26	$25.42	—	$—
Granted	40	35.61	38	25.38
Settled	(24)	25.69	(12)	25.28
Forfeited	(4)	25.42	—	—

Outstanding, end of year	38	$35.63	26	$25.42

WRITE-DOWN OF LONG-LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
WRITE-DOWN OF LONG-LIVED ASSETS
Schedule of write-downs relating to long-lived assets recognized

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Continuing operations
Industrial properties — Europe(i)	$—	$16,738	$—
Commercial office — U.S.(ii)	—	2,735	—

	—	19,473	—

Discontinued operations — Arrangement Transferred Assets & Business
Development properties — Land and improvements(iii)	—	—	40,959
XpressBet®(iv)	—	—	3,540

	—	—	44,499

	$—	$19,473	$44,499

(i)
During the fourth quarter of 2011, the Company recorded a $16.7 million write-down of two income producing properties in Austria and Germany. The Company obtained information related to the leasing of these properties that indicated the existence of potential impairments and the inability to recover their carrying values. The write-downs represent the excess of the carrying values of the assets over the estimated fair values determined by the present value of the expected future cash flows from the leased properties. The write-downs reduced the cost of each property's land and building values.

(ii)
In the second quarter of 2011, the Company recorded a $2.7 million write-down of a revenue-producing commercial office building. The write-down represents the excess of the carrying value of the asset over the estimated fair value. Fair value was determined based on the present value of the estimated future cash flows from the leased property. The write-downs reduced the cost of the building.

(iii)
During the year ended December 31, 2010, the Company recorded impairment charges of $41.0 million relating to parcels of land held for development located in California, Florida, Michigan and Ilz, Austria. In connection with the Arrangement, in the fourth quarter of 2010 (note 1), the Company obtained information related to the above noted properties that indicated the existence of potential impairments and inability to recover the carrying value. The write-down represents the excess of the carrying value of the assets over the estimated fair values based on external real estate appraisals. The write-down reduced the cost of the land and was included in discontinued operations for the year ended December 31, 2010 (note 21).

(iv)
During the year ended December 31, 2010, XpressBet®'s operations were adversely impacted by certain credit card companies choosing to block otherwise exempt internet gambling related transactions. As a result, the 2011 business plan reflected reductions in estimated future cash flows based on lower expectations for growth and profitability as it was anticipated that it would require additional time and investment to re-acquire customers that either reduced or ceased their account wagering activity. Accordingly, during the year ended December 31, 2010, XpressBet® recorded an impairment charge of $3.2 million relating to goodwill and $0.3 million relating to its trademark which is included in discontinued operations for the year ended December 31, 2010 (note 21).

ACQUISITION OF MEC TRANSFERRED ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITION OF MEC TRANSFERRED ASSETS
Schedule of purchase price consideration adjustment

2010
(previously in US dollars — note 1(c))
Directors' and officers' insurance proceeds(i)	$8,443
Bankruptcy claims(ii)	11,169
Proceeds from the sale of Lone Star LP(iii)	(578)
Changes in fair value of net assets retained under the Plan(iv)	1,405

Purchase price consideration adjustment	$20,439

(i)
Directors' and officers' insurance proceeds

  Under the Plan, rights of the Company and MEC against MEC's directors' and officers' insurers were preserved with regard to the settlement in order to seek appropriate compensation for the release of all current and former officers and directors of the Company and MEC and their respective affiliates. At April 30, 2010, the Company was in continued discussions with the insurers regarding its claim. Given the complex nature of the claim and related discussions, the expected proceeds could not be reasonably estimated. During the measurement period, settlement agreements were subsequently entered into in September 2010 and October 2010 with the insurers, resulting in the Company receiving compensation of $5.9 million and $2.5 million, respectively. Given that these events confirmed facts and circumstances that existed at April 30, 2010, the Company recognized a retrospective adjustment of $8.4 million to the purchase price consideration and related allocations to the MEC Transferred Assets on April 30, 2010.

(ii)
Bankruptcy claims

  At April 30, 2010, the settlement of allowed administrative, priority and other claims which the Company assumed under the Plan were ongoing and subject to court approval. Consequently, at each reporting date during the measurement period, the Company made estimates of such settlements based on claims that were resolved, continued to be objected to and/or negotiated and claims which were pending court approval. As a result, the Company revised the estimates related to expected allowed administrative, priority and other claims assumed by the Company under the Plan by approximately $11.2 million as a result of information received and/or the cash settlement of certain allowed administrative, priority and other claims previously outstanding. Accordingly, the Company recognized a retrospective adjustment of $11.2 million to the purchase price consideration and related allocations to the MEC Transferred Assets on April 30, 2010.

(iii)
Proceeds from the sale of Lone Star LP

  At April 30, 2010, the Company estimated the expected proceeds from the sale of Lone Star LP. During the measurement period, the Company revised its estimates relating to the expected proceeds as a result of information obtained relating to the estimated closing costs and Lone Star LP's anticipated working capital position. Accordingly, the Company recognized a retrospective adjustment of $0.6 million to the purchase price consideration and related allocations to the MEC Transferred Assets on April 30, 2010.

(iv)
Changes in fair value of net assets retained under the Plan

  At April 30, 2010, the Company estimated the working capital, including pre-petition accounts receivable on account of track wagering and litigation and other accruals, of the MEC Transferred Assets under the Plan. During the measurement period, the Company revised its estimates relating to pre-petition accounts receivable relating to track wagering and litigation accruals and other liabilities as a result of information obtained relating to the estimated and/or actual settlement of such amounts. As a result of changes in fair value of the MEC Transferred Assets, there was a corresponding change in the determination of future tax balances associated with differences between estimated fair value and the tax basis of assets acquired and liabilities assumed. Accordingly, the Company recognized a retrospective adjustment of $1.4 million to the purchase price consideration and related allocations to the MEC Transferred Assets on April 30, 2010.

EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE
Schedule of Basic and diluted earnings (loss) per share

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Income from continuing operations	$71,337	$57,942	$68,403
Income (loss) from discontinued operations	—	94,449	(121,269)

Net income (loss)	$71,337	$152,391	$(52,866)

Weighted average number of Common and Class B Shares outstanding (in thousands)	46,855	46,888	46,708
Adjustment:
Stock options and share units	21	82	—

	46,876	46,970	46,708

Basic earnings (loss) per Common or Class B Share
— from continuing operations	$1.52	$1.24	$1.47
— from discontinued operations	—	2.01	(2.60)

	$1.52	$3.25	$(1.13)

Diluted earnings (loss) per Common or Class B Share
— from continuing operations	$1.52	$1.23	$1.47
— from discontinued operations	—	2.01	(2.60)

	$1.52	$3.24	$(1.13)

DETAILS OF CASH FROM OPERATING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
DETAILS OF CASH FROM OPERATING ACTIVITIES
Schedule of items not involving current cash flows

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Straight-line rent adjustment	$1,526	$1,353	$1,093
Stock-based compensation expense	1,616	1,994	3,459
Depreciation and amortization	42,773	42,701	42,413
Future income taxes	(5,127)	(3,527)	10,654
Foreign exchange forward contracts	359	—	(10)
Amortization of issuance costs and accretion of discount of Debentures	353	353	353
Amortization of deferred financing costs	188	—	—
Foreign exchange on note receivable	174	(409)	—
Write-down of long-lived assets	—	19,473	—
Purchase price consideration adjustment	—	—	(20,439)
Impairment recovery related to loans receivable from MEC	—	—	(10,037)
Other	480	94	(163)

	$42,342	$62,032	$27,323

Schedule of changes in non-cash working capital balances

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Accounts receivable	$2,945	$(3,912)	$(1,067)
Prepaid expenses and other	(100)	5,673	(5,601)
Accounts payable and accrued liabilities	6,515	(9,530)	(5,601)
Income taxes	(8,926)	(5,347)	13,984
Deferred revenue	3,055	4,819	(2,583)
Restricted cash	(522)	—	—
Loans receivable from MEC, net	—	—	(615)

	$2,967	$(8,297)	$(1,483)

DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION
Summary of the impact of derivative financial instruments on the Company's consolidated financial statement

At at December 31,	2012	2011
Derivatives not designated as hedging instruments
Foreign exchange forward contracts
— included in accounts payable and accrued liabilities	$359	$—

Summary of the impact of derivative financial instruments on the Company's consolidated financial statements

		Amount of Gains Recognized in Income on Derivatives
	Location of Gains Recognized in Income on Derivatives
Years ended December 31,		2012	2011	2010
			(previously in US dollars — note 1(c))
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Foreign Exchange Gains	$566	$—	$10

Schedule of information related to the Company's assets and liabilities measured at fair value on a recurring and nonrecurring basis and the level within the fair value hierarchy in which the fair value measurement fall

As at December 31, 2012	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
ASSETS AND LIABILITIES CARRIED AT FAIR VALUE ON A RECURRING BASIS
Assets carried at fair value
Cash and cash equivalents	$51,073	$—	$—
Restricted cash	522	—	—

Assets carried at fair value	$51,595	$—	$—

Liabilities carried at fair value
Foreign exchange forward contracts(i)	$—	$359	$—

As at December 31, 2011	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(previously in US dollars — note 1(c))
ASSETS CARRIED AT FAIR VALUE ON A RECURRING BASIS
Cash and cash equivalents	$56,908	$—	$—

ASSETS CARRIED AT FAIR VALUE ON A NON-RECURRING BASIS
Income-producing properties(ii)	$—	$—	$12,774

(i)
Foreign exchange forward contracts are a Level 2 fair value measurement as the fair value of the contracts is determined based on foreign exchange rates in effect at December 31, 2012.

(ii)
During the year ended December 31, 2011, two income-producing properties with an aggregate cost of $29.2 million were written down to an aggregate fair value of $12.8 million (note 14). This is a Level 3 fair value measurement as the fair value of the income-producing properties was determined based on the present value of estimated future cash flows from the leased property.

TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
TRANSACTIONS WITH RELATED PARTIES
Schedule of changes in impairment recovery

2010
(previously in US dollars — note 1(c))
Directors' and officers' insurance proceeds(i)	$13,065
Sale proceeds from liquidated assets under the Plan(ii)	7,577
Bankruptcy claims(iii)	(15,988)
Changes in fair value of net assets retained under the Plan(iv)	5,383

Impairment recovery	$10,037

  The significant changes in facts or circumstances that resulted in the recognition of the $10.0 million reduction in the impairment provision in the year ended December 31, 2010 are primarily as a result of the following:

(i)
Directors' and officers' insurance proceeds

  Under the Plan, rights of the Company and MEC against MEC's directors' and officers' insurers were preserved with regard to the settlement in order to seek appropriate compensation for the release of all current and former officers and directors of the Company and MEC and their respective affiliates. At April 30, 2010, the Company was in discussions with the insurers regarding its claim. Given the complex nature of the claim and related discussions, the expected proceeds could not be reasonably estimated. A settlement agreement was subsequently entered into in July 2010 with one of the insurers, resulting in the Company receiving compensation of $13.1 million. Given that these events confirmed facts and circumstances that existed at April 30, 2010, the Company recognized an asset and reduced the impairment provision by $13.1 million related to the MEC Transferred Assets on April 30, 2010.

(ii)
Sale proceeds from liquidated assets under the Plan

  The estimates of sale proceeds from liquidated assets under the Plan increased by approximately $7.6 million primarily as a result of the sale of Thistledown. Thistledown was initially approved for sale in an auction on September 30, 2009; however, the purchaser had the right to terminate the agreement, which it exercised. The sale of Thistledown went back to auction on May 25, 2010 and the court approved the sale of Thistledown to a third party which subsequently closed on July 27, 2010. Given that the completion of the sale of Thistledown confirmed facts and circumstances that existed at April 30, 2010, the Company used such information to establish the fair value of Thistledown when assessing the fair value of the underlying collateral of the loans. Accordingly, the Company reduced the impairment provision by $7.6 million related to the MEC Transferred Assets on April 30, 2010.

(iii)
Bankruptcy claims

  The settlement of allowed administrative, priority and other claims which the Company assumed under the Plan were ongoing and subject to court approval. Consequently, the Company made estimates of such settlements based on claims that were resolved, continued to be objected to and/or negotiated and claims which were pending court approval. As a result, the Company revised the estimates related to expected allowed administrative, priority and other claims assumed by the Company under the Plan by approximately $16.0 million as a result of additional information received and/or the cash settlement of certain allowed administrative, priority and other claims previously outstanding. Accordingly, the Company increased the impairment provision by $16.0 million related to the MEC Transferred Assets on April 30, 2010.

(iv)
Changes in fair value of net assets retained under the Plan

  The Company estimated the working capital of the MEC Transferred Assets under the Plan based on available unaudited internally prepared results and operating projections. On the effective date of the Plan, the fair value of the working capital differed from the original estimates as a result of actual operating results and events related to the bankruptcy process. The Company also estimated the fair value of the real estate of the MEC Transferred Assets taking into consideration: (i) certain economic and industry information relevant to the MEC Transferred Assets' operating business; (ii) various indications of interest received by MEC in connection with the sales marketing efforts conducted by financial advisors of MEC during the Chapter 11 proceedings; and (iii) third party real estate appraisals. Throughout the bankruptcy process and to the effective date of the Plan, the Company continually updated such information related to market conditions and assumptions related to the real estate values based on the premise of highest and best use. The appraisals included additional information related to assumptions regarding potential uses, costs related to obtaining appropriate entitlements and demolition costs, and comparable sales data for real estate transactions in each jurisdiction. As a result of changes in fair value of the MEC Transferred Assets, there was a corresponding change in the determination of future tax balances associated with differences between estimated fair value and the tax basis of assets acquired and liabilities assumed. Accordingly, the Company reduced the impairment provision by $5.4 million related to the MEC Transferred Assets on April 30, 2010.

SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENTED INFORMATION
Schedule of information with respect to geographic segmentation

Revenues — years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Europe	$75,867	$77,894	$75,631
Canada	61,319	60,146	58,983
United States	31,632	30,762	32,158
Mexico	12,297	12,135	12,350

	$181,115	$180,937	$179,122

Real estate properties, net — as at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Europe	$449,599	$461,529
Canada	404,336	410,150
United States	219,653	215,167
Mexico	62,570	67,934

	$1,136,158	$1,154,780

Fixed assets, net — as at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Europe	$266	$5
Canada	1,571	31

	$1,837	$36

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS
Schedule of the Company's results of operations related to discontinued operations

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Revenues	$—	$262,345	$189,876
Purses, awards and other	—	148,584	103,878
Operating costs	—	80,208	93,233
Property operating costs	—	933	1,770
General and administrative	—	21,759	27,853
Depreciation and amortization	—	3,445	9,526
Interest income	—	(310)	(422)
Foreign exchange gains	—	(51)	(101)
Equity loss	—	1,952	29,951
Write-down of long-lived and intangible assets	—	—	44,499

Operating income (loss)	—	5,825	(120,311)
Loss on disposal of real estate	—	—	(1,305)

Income (loss) before income taxes	—	5,825	(121,616)
Income tax recovery	—	(1,196)	(347)

Income (loss) from operations	—	7,021	(121,269)
Net gain on disposition of discontinued operations, net of income tax of $10.5 million	—	87,428	—

Income (loss) from discontinued operations, net of income tax	$—	$94,449	$(121,269)

Summary of the fair values and carrying values of the Arrangement Transferred Assets & Business

	Fair Value	Carrying Value	Gain	Fair Value Measurement(i)
	(previously in US dollars — note 1(c))
Development Properties
Current assets	$2,320	$2,320	$—	Levels 1 and 2
Land held for development	218,039	132,257	85,782	Level 3
Current liabilities	(4,250)	(4,250)	—	Level 2
Future taxes	(1,395)	(1,395)	—	Level 3
Income-Producing Property and Property in United States
Land and building	15,997	9,354	6,643	Level 3
Racing & Gaming Business
Current assets	82,650	82,650	—	Levels 1 and 2
Fixed assets	6,935	6,935	—	Level 2
Racing lands and other long-term assets	392,471	384,754	7,717	Level 3
Technology companies	45,872	40,562	5,310	Level 3
Current liabilities	(37,698)	(37,698)	—	Level 2
Future taxes	(24,414)	(24,414)	—	Level 3
Other liabilities	(4,311)	(4,311)	—	Level 2

Gain on disposition before transaction costs and income taxes	692,216	586,764	105,452
Transaction costs			(8,042)

Net gain on disposition before undernoted			97,410

Reclassification to net income of foreign currency translation gain and net unrecognized actuarial pension loss			520
Income taxes			(10,502)

Net gain on disposition of discontinued operations, net of income tax			$87,428

(i)
Refer to note 18(f) for the fair value hierarchy

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of commitments under operating leases future minimum annual rental payments
At December 31, 2012, the Company had commitments under operating leases requiring future minimum annual rental payments as follows:

2013	$421
2014	421
2015	421
2016	421
2017	208
Thereafter	453

$2,345

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Mar. 29, 2011	Aug. 29, 2003 item	Dec. 31, 2012 item sqft	Jun. 30, 2011 Racing & Gaming Business item	Jun. 30, 2011 Stronach shareholder	Dec. 31, 2011 Stronach shareholder	Dec. 31, 2011 The Village at Gulfstream Park Racing & Gaming Business	Jun. 30, 2011 The Village at Gulfstream Park Racing & Gaming Business	Jun. 30, 2011 HRTV, LLC Racing & Gaming Business	Jun. 30, 2011 Maryland RE & R LLC Racing & Gaming Business	Jun. 30, 2011 Laurel Gaming LLC Racing & Gaming Business	Aug. 29, 2003 Class A Subordinate Voting Share	Dec. 31, 2012 Class A Subordinate Voting Share	Jun. 30, 2011 Class A Subordinate Voting Share	Aug. 29, 2003 Class A Subordinate Voting Share Magna	Jun. 30, 2011 Class B Subordinate Voting Share	Jun. 30, 2011 Class B Subordinate Voting Share Stronach shareholder	Dec. 31, 2011 Class B Subordinate Voting Share Stronach shareholder	Jun. 30, 2011 Class B Subordinate Voting Share Stronach shareholder Racing & Gaming Business	Aug. 29, 2003 Class B Subordinate Voting Share Magna
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of amalgamated entities		4
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares received for each share converted												1								1
Number of shares converted for each share received															2					2
Favorable votes cast by shareholders (as a percentage)	98.08%
Number of shares purchased for cancellation			83,000		363,414	363,414							83,000			183,999	363,414	363,414
Amount of working capital transferred for shares repurchased																			$ 20
Cash transferred for shares repurchased																	$ 8.5
Interest in note receivable and cash proceeds from sale of Lone Star LP transferred for shares repurchased (as a percent)																	50.00%
Interest in future payments under holdback agreement transferred for shares repurchased (as a percent)																	50.00%
Consideration per share for stock repurchased (in shares)														1.2
Area of rental income properties (in square feet)			28,000,000
Number of rental income properties			104
Number of thoroughbred racetracks owned and operated				4
Joint venture interest (as a percent)							50.00%	50.00%	50.00%	51.00%	49.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2009 CAD	Dec. 31, 2011 As Previously Reported USD ($)	Dec. 31, 2010 As Previously Reported USD ($)	Dec. 31, 2011 Foreign Exchange Change in Reporting Currency USD ($)	Dec. 31, 2010 Foreign Exchange Change in Reporting Currency USD ($)
Change in Reporting Currency
Revenues	181,115	180,937	179,122		$ 182,949	$ 173,894	$ (2,012)	$ 5,228
Income from continuing operations	71,337	57,942	68,403		59,196	66,541	(1,254)	1,862
Net income (loss)	71,337	152,391	(52,866)		155,797	(52,704)	(3,406)	(162)
Diluted earnings from continuing operations per Common or Class B Share (in dollar per shares)	1.52	1.23	1.47		$ 1.26	$ 1.42	$ (0.03)	$ 0.05
Common Shares	2,117,256	2,119,515	2,127,349		1,521,093		598,422
Contributed surplus	63,055	62,215	63,542	63,083	57,636		4,579
Deficit	(898,526)	(876,375)	(310,593)	(233,689)	(845,770)		(30,605)
Accumulated other comprehensive income (loss)	(404,784)	(396,115)	(396,671)	(293,128)	161,085		(557,200)
Total shareholders' equity	877,001	909,240			$ 894,044		$ 15,196

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
Revenue Recognition
Percentage by which current fair value of land exceeds consolidated fair value of land and building at inception that prompts separation of land and building in evaluation of lease treatment	25.00%
Computer hardware and software | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	3 years
Computer hardware and software | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	5 years
Furniture and fixtures | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	5 years
Furniture and fixtures | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	7 years
Buildings | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	20 years
Buildings | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	40 years

REAL ESTATE PROPERTIES, NET (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Real estate properties, net
Properties under development	4,417	2,556
Real estate properties, net	1,136,158	1,154,780
Net proceeds from disposal of income-producing property	1,221	133
Future minimum rental payments to be received under operating leases
2013	180,320
2014	159,729
2015	155,982
2016	152,218
2017	144,822
Thereafter	179,540
Total	972,611
Income-producing properties
Real estate properties, net
Real estate properties, net	1,131,741	1,152,224
Income-producing property disposed	138,000
Net proceeds from disposal of income-producing property	1,200
Land and improvements
Real estate properties, net
Cost	202,196	202,753
Buildings, parking lots and roadways
Real estate properties, net
Cost	1,457,122	1,441,086
Accumulated depreciation	(527,577)	(491,615)

NOTE RECEIVABLE (Details)	12 Months Ended	0 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012 CAD	Nov. 16, 2012 Lone Star LP CAD	Feb. 21, 2012 Lone Star LP CAD	May 16, 2011 Lone Star LP USD ($) item	Sep. 30, 2012 Lone Star LP USD ($)	Dec. 31, 2012 Lone Star LP
Discontinued operations
Amount received by unsecured creditors of MEC				$ 20,000,000
Net proceeds				25,800,000
Cash proceeds				10,800,000
Net proceeds received held in escrow				500,000
Note receivable received				15,000,000
Interest rate of note receivable (as a percent)						5.00%
Number of installments				3
Amount of installment				5,000,000
Installment term				9 months
Percentage of payments relating to the note receivable remitted to the entity						50.00%
Installments of the note receivable received, principal amount	4,973,000	2,500,000	2,500,000
Accrued interest on installments of notes receivable		200,000	300,000
Net proceeds held in escrow, forgiven					$ 250,000

FIXED ASSETS, NET (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed assets
Fixed assets, cost	2,814	507
Accumulated depreciation	(977)	(471)
Fixed assets, net	1,837	36
Office equipment
Fixed assets
Fixed assets, cost	1,246
Leasehold improvements
Fixed assets
Fixed assets, cost	920
Computer hardware and software
Fixed assets
Fixed assets, cost	648	507

OTHER ASSETS (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ASSETS
Tenant inducements	2,171	1,976
Deferred leasing costs	1,041	1,195
Deferred financing costs	222
Long-term receivables	98	427
Other assets	3,532	3,598

INCOME TAXES (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) before income taxes from continuing operations, by jurisdiction
Domestic	10,294	(10,327)	(3,787)
Foreign	75,488	63,881	106,624
Income before income taxes	85,782	53,554	102,837
Provision for (recovery of) income taxes from continuing operations
Canadian statutory rate (as a percent)	26.50%	28.25%	31.00%
Expected income taxes at the Canadian statutory tax rate	22,732	15,129	31,879
Foreign rate differentials	(9,072)	(9,261)	(11,491)
Change in provisions for uncertain tax positions and tax filings	(996)	(247)
Non-deductible expenses	(374)	1,606	1,496
Effect of change in tax rates	546
Impairment recovery relating to loans receivable from MEC			5,605
Purchase price consideration adjustment			(8,175)
Tax resulting from internal amalgamation		(12,892)	12,892
Withholding taxes and other items	1,609	1,277	2,228
Income tax expense (recovery)	14,445	(4,388)	34,434
Current provision (recovery):
Domestic	2,481	(11,852)	13,401
Foreign	17,091	10,991	10,379
Current income tax provision (recovery)	19,572	(861)	23,780
Future provision (recovery):
Domestic	(700)	805	(117)
Foreign	(4,427)	(4,332)	10,771
Future income tax provision (recovery)	(5,127)	(3,527)	10,654
Income tax expense (recovery)	14,445	(4,388)	34,434

INCOME TAXES (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future provision (recovery):
Changes in tax value of assets from book value	(4,205,000)	(4,707,000)	3,566,000
Impairment recovery relating to loans receivable from MEC			5,605,000
Other	(922,000)	1,180,000	1,483,000
Future income tax provision (recovery)	(5,127,000)	(3,527,000)	10,654,000
Future tax assets
Tax value of assets in excess of book value	3,924,000	1,292,000
Future tax liabilities
Book value of assets in excess of tax value	24,083,000	25,802,000
Other	3,543,000	4,422,000
Future tax liabilities	27,626,000	30,224,000
Net cash payments of income taxes	29,300,000	15,100,000	10,400,000
Tax resulting from internal amalgamation		(12,892,000)	12,892,000
Accrued interest and penalties included in unrecognized income tax benefits	900,000	700,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefits balance at the beginning of the period	10,885,000	10,388,000	8,704,000
Increases (decreases) for tax positions of prior years	598,000	(247,000)
Increases for tax positions of current year	1,782,000	826,000	2,081,000
Foreign currency impact	(82,000)	(82,000)	(397,000)
Unrecognized tax benefits balance at the end of the period	13,183,000	10,885,000	10,388,000
Estimated decrease in amount of gross unrecognized tax benefits in next 12 months, minimum	3,600,000
Estimated decrease in amount of gross unrecognized tax benefits in next 12 months, maximum	4,900,000
Estimated decrease in amount of gross unrecognized tax benefits in next 12 months		300,000
Interest and penalties recorded as part of the provision for income taxes in the consolidated statements of income (loss)	100,000
Capital loss carry forwards	594,000,000
Foreign Investment in Real Property Tax Act losses	513,500,000

SENIOR UNSECURED DEBENTURES, NET (Details) (CAD)	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 22, 2004 Senior Unsecured Debentures	Dec. 31, 2012 Senior Unsecured Debentures
Senior unsecured debentures
Face amount				265,000,000
Stated interest rate (as a percent)				6.05%
Issued price of debt instrument per $1000 of principal amount				0.9957
Redemption price as a percentage of principal amount					100.00%
Percentage used in computing Canada Yield Price in respect of a Debenture					0.43%
Unamortized expenses				3,100,000
Unamortized discount				1,100,000
Net interest expense
Gross interest cost	16,882,000	17,647,000	19,243,000
Less: interest capitalized	(491,000)	(1,193,000)	(183,000)
Interest expense	16,391,000	16,454,000	19,060,000
Interest income	(520,000)	(705,000)	(307,000)
Interest expense, net	15,871,000	15,749,000	18,753,000
Gross interest cost
Interest on indebtedness initially incurred for a term of more than one year	16,385,000	16,400,000	16,572,000
Other interest	497,000	1,247,000	2,671,000
Gross interest cost	16,882,000	17,647,000	19,243,000
Interest paid in cash	16,700,000	17,600,000	18,000,000

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	5,558	4,538
Accrued salaries and wages	3,913	1,549
Accrued interest payable	387	387
Accrued construction payable	8,167	4,233
Accrued director share-based compensation	2,283	986
Other accrued liabilities	6,156	2,748
Accounts payable and accrued liabilities	26,464	14,441

BANK INDEBTEDNESS (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2012 Unsecured senior revolving credit facility maturing 2014	Dec. 31, 2011 Unsecured senior revolving credit facility maturing 2014	Dec. 31, 2012 Unsecured senior revolving credit facility maturing 2014 Base rate	Dec. 31, 2012 Unsecured senior revolving credit facility maturing 2014 Base rate Maximum	Dec. 31, 2012 Unsecured senior revolving credit facility maturing 2014 LIBOR	Dec. 31, 2012 Unsecured senior revolving credit facility maturing 2014 LIBOR Maximum	Dec. 31, 2012 Unsecured senior revolving credit facility maturing 2014 Canadian prime business rate	Dec. 31, 2012 Unsecured senior revolving credit facility maturing 2014 Canadian prime business rate Maximum	Dec. 31, 2012 Unsecured senior revolving credit facility maturing 2014 Canadian dollar bankers acceptance rate	Dec. 31, 2012 Unsecured senior revolving credit facility maturing 2014 Canadian dollar bankers acceptance rate Maximum	Feb. 02, 2013 Unsecured senior revolving credit facility maturing 2015	Feb. 02, 2013 Unsecured senior revolving credit facility maturing 2015 Base rate Maximum	Feb. 02, 2013 Unsecured senior revolving credit facility maturing 2015 LIBOR Maximum	Feb. 02, 2013 Unsecured senior revolving credit facility maturing 2015 Canadian prime business rate Maximum	Feb. 02, 2013 Unsecured senior revolving credit facility maturing 2015 Eurocurrency rate Maximum
Bank indebtedness
Maximum borrowing capacity		50										175
Letters of credit outstanding	1.1		0.1
Option to extend maturity date, period												1 year
Ability to increase maximum borrowing capacity under the credit facility		25										75
Variable rate basis				base rate		LIBOR		Canadian prime business rate		Canadian dollar bankers' acceptance rate			base rate	LIBOR	Canadian prime business	Eurocurrency rate
Interest rate margin on variable rate basis (as a percent)					1.75%		1.75%		1.75%		1.75%		1.63%	1.63%	1.63%	1.63%
Percentage of the aggregate amount committed as an option to extend maturity date												66.67%

SHARE CAPITAL (Details) (CAD) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended					12 Months Ended	0 Months Ended	12 Months Ended	3 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Jun. 29, 2011 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Non-Stronach shareholders	Jun. 30, 2011 Stronach shareholder	Dec. 31, 2011 Stronach shareholder	Dec. 31, 2012 Common Shares	Dec. 31, 2011 Common Shares	Jun. 30, 2011 Common Shares	Dec. 31, 2010 Common Shares	Dec. 31, 2011 Common Shares Non-Stronach shareholders	Nov. 25, 2011 Common Shares NCIB Maximum	Dec. 31, 2012 Common Shares NCIB Maximum	Jun. 30, 2011 Class B Shares	Dec. 31, 2010 Class B Shares	Jun. 30, 2011 Class B Shares Non-Stronach shareholders	Jun. 30, 2011 Class B Shares Non-Stronach shareholders	Dec. 31, 2011 Class B Shares Non-Stronach shareholders	Jun. 30, 2011 Class B Shares Stronach shareholder	Dec. 31, 2011 Class B Shares Stronach shareholder
Share Capital
Number of classes of outstanding share capital	2
Consideration per share for stock repurchased (in shares)										1.2
Changes in the company's share capital
Shares issued and outstanding, beginning of period		2,119,515	2,127,349					2,119,515	2,102,392							24,957
Shares outstanding at the end of year (in shares)		46,833,000	46,871,000	46,708,000				46,833,000	46,871,000		46,161,000					547,000
Issued on exercise of stock options		1,143	8,735					1,143	8,735
Issued on exercise of stock options (in shares)		30,000	490,000					30,000	490,000
Issued on settlement of share units		350						350
Issued on settlement of share units (in shares)		15,000						15,000
Class A shares issued upon cancellation of Class B shares												8,388
Shares issued to replace outstanding shares					36,000							220,000
Repurchase for cancellation		(3,752)					(16,569)	(3,752)											(8,388)		(16,569)
Repurchase of Common Shares for cancellation (in shares)		(83,000)				(363,414)	(363,414)	(83,000)						(82,980)	(183,999)		183,999	(183,999)	(183,999)	(363,414)	(363,414)
Shares issued and outstanding, end of period		2,117,256	2,119,515					2,117,256	2,119,515							24,957
Additional repurchase disclosures
Purchase of common shares under NCIB													3,998,589
Shares repurchased as a percentage of public float													10.00%
Shares repurchased as a percentage of Common Shares issued and outstanding													8.50%
Shares repurchased, cash consideration		2,694												2,700
Excess of the weighted average consideration originally received for the Common Shares repurchased over the cash paid		1,058												1,100

CONTRIBUTED SURPLUS (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in the entity's contributed surplus
Contributed surplus, beginning of year	62,215	63,542	63,083
Repurchase of Common Shares	1,058
Transfer to share capital	(537)	(1,712)
Stock-based compensation	319	385	459
Contributed surplus, end of year	63,055	62,215	63,542

ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in accumulated other comprehensive loss
Accumulated other comprehensive income, beginning of year	(396,115,000)	(396,671,000)	(293,128,000)
Foreign currency translation adjustment	(8,669,000)	1,076,000	(103,381,000)
Recognition of foreign currency translation loss (gain) in net income (loss)			(43,000)
Change in net unrecognized actuarial pension loss			(119,000)
Reclassification to net income (loss) of foreign currency translation gain of discontinued operations upon deconsolidation		(639,000)
Reclassification to net income (loss) of net unrecognized actuarial pension loss of discontinued operations upon deconsolidation		119,000
Accumulated other comprehensive loss, end of year	(404,784,000)	(396,115,000)	(396,671,000)
Remaining foreign currency translation gain realized from the final liquidation of a foreign operation included in other gains, net			100,000

STOCK-BASED COMPENSATION (Details) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Granite Plan	Dec. 31, 2012 Granite Plan Stock options	Dec. 31, 2011 Granite Plan Stock options	Dec. 31, 2010 Granite Plan Stock options	Jan. 04, 2013 Granite Plan Stock options Former officer
Stock-based compensation
Number of shares available for grant			2,090,000
Number
Outstanding, beginning of year (in shares)				235,000	835,000	882,000
Granted (in shares)						95,000
Exercised (in shares)	(30,000)	(490,000)		(30,000)	(490,000)		(50,000)
Cancelled or forfeited (in shares)					(110,000)	(142,000)
Outstanding, end of year (in shares)				205,000	235,000	835,000
Weighted Average Exercise Price
Outstanding, beginning of year (in Canadian dollars per share)				31.99	22.66	24.5
Granted (in Canadian dollars per share)						12.9
Exercised (in Canadian dollars per share)				31.85	14.22
Cancelled or forfeited (in Canadian dollars per share)					31.85	27.55
Outstanding, end of year (in Canadian dollars per share)				32.01	31.99	22.66
Total intrinsic values of options exercised				0.6	6.4

STOCK-BASED COMPENSATION (Details 2) (Stock options, CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Options Outstanding and Exercisable
Options Outstanding (in shares)	205
Exercise price (in Canadian dollars per share)	32.01
Weighted Average Remaining Life in Years	2 years 3 months 18 days
Weighted average assumptions used in determining the fair value of options
Risk-free interest rate (as a percent)		1.30%
Expected dividend yield (as a percent)		3.30%
Expected volatility of Common Shares (as a percent)		58.70%
Weighted average expected life		2 years
Weighted average fair value per option granted (in Canadian dollars per share)		3.5
Exercise Price 31.85
Options Outstanding and Exercisable
Options Outstanding (in shares)	95
Exercise price (in Canadian dollars per share)	31.85
Weighted Average Remaining Life in Years	8 months 12 days
Exercise Price 35.62
Options Outstanding and Exercisable
Options Outstanding (in shares)	50
Exercise price (in Canadian dollars per share)	35.62
Weighted Average Remaining Life in Years	2 years
Exercise Price 32.21
Options Outstanding and Exercisable
Options Outstanding (in shares)	50
Exercise price (in Canadian dollars per share)	32.21
Weighted Average Remaining Life in Years	4 years 8 months 12 days
Exercise Price 14.54
Options Outstanding and Exercisable
Options Outstanding (in shares)	10
Exercise price (in Canadian dollars per share)	14.54
Weighted Average Remaining Life in Years	6 years 10 months 24 days

STOCK-BASED COMPENSATION (Details 3) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended									1 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 DSUs	Dec. 31, 2011 DSUs	Dec. 31, 2010 DSUs	Dec. 31, 2012 Restricted Share Units	Dec. 31, 2011 Restricted Share Units	Dec. 31, 2010 Stock options	Jan. 31, 2008 DSP Director Minimum	Nov. 30, 2003 DSP Director Maximum	Dec. 31, 2012 DSP DSUs	Dec. 31, 2011 DSP DSUs	Dec. 31, 2010 DSP DSUs	Dec. 31, 2011 DSP DSUs Former Director	Dec. 31, 2010 DSP DSUs Former Director	Aug. 31, 2011 Share Plan item	Dec. 31, 2012 Share Plan	Aug. 07, 2011 Share Plan	Aug. 31, 2011 Share Plan Restricted Share Units	Dec. 31, 2012 Share Plan Restricted Share Units	Dec. 31, 2011 Share Plan Restricted Share Units	Aug. 31, 2011 Share Plan Restricted Share Units Maximum item
Additional disclosure
Amount deferred as a percentage of each outside director's total annual remuneration											100.00%
Percentage of Board retainer fees to be received in DSUs by directors as per the amended plan										50.00%
Reconciliation of changes in outstanding awards
Outstanding, beginning of year (in shares)												31,000	156,000	116,000							26,000
Granted (in shares)												30,000	35,000	52,000							40,000	38,000
Redeemed (in shares)													(160,137)	(11,640)
Settled (in shares)																					(24,000)	(12,000)
Forfeited (in shares)																					(4,000)
Outstanding, end of year (in shares)												61,000	31,000	156,000							38,000	26,000
Cash proceeds from redemption of share units															4.7	0.1
Maximum number of common shares which may be issued pursuant to the Share Plan																			1,000,000
Number of shares of common stock received for each share unit																			1
Number of trading days used to calculate weighted average trading price																	5
Vesting percentage																				100.00%
Number of settlement days of share units from date of vesting																							60
Weighted Average Grant Date Fair Value
Outstanding, beginning of year (in Canadian dollars per share)																					25.42
Granted (in Canadian dollars per share)																					35.61	25.38
Settled (in Canadian dollars per share)																					25.69	25.28
Forfeited (in Canadian dollars per share)																					25.42
Outstanding, end of year (in Canadian dollars per share)																					35.63	25.42
Additional Disclosures
Share units vested (in shares)																					15,000
Share units vested, weighted average grant date fair value (in Canadian dollars per share)																					25.75
Share units settled for cash (in shares)																					9,000	12,000
Share units settled for cash, weighted average grant date fair value (in Canadian dollars per share)																					25.59	25.28
Share units settled for cash																					0.3	0.4
Unrecognized compensation cost																		0.9
Weighted-average period for recognition of unrecognized compensation cost																		2 years
Stock-based compensation expenses	1.8	2.4	3.5	1.3	1.6	3	0.5	0.8	0.5

WRITE-DOWN OF LONG-LIVED ASSETS (Details) (CAD)	12 Months Ended				3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Racing & Gaming Business	Dec. 31, 2011 Continuing operations	Dec. 31, 2011 Continuing operations Industrial properties Europe	Dec. 31, 2011 Continuing operations Industrial properties Austria and Germany item	Jun. 30, 2011 Continuing operations Commercial office U.S.	Dec. 31, 2011 Continuing operations Commercial office U.S.	Dec. 31, 2010 Discontinued operations	Dec. 31, 2010 Discontinued operations XpressBet	Dec. 31, 2010 Discontinued operations Racing & Gaming Business	Dec. 31, 2010 Discontinued operations Land held for development Development properties - Land and improvements	Dec. 31, 2010 Discontinued operations Land held for development California, Florida, Michigan, and Ilz, Austria Development properties - Land and improvements
Write-down of long-lived assets
Write-down of long-lived assets	19,473,000		19,473,000	16,738,000	16,738,000	2,700,000	2,735,000	44,499,000	3,540,000		40,959,000	41,000,000
Number of income producing properties impaired in Austria and Germany					2
Impairment charge relating to goodwill		29,400,000							3,200,000	15,000,000
Impairment charge relating to trademark									300,000

ACQUISITION OF MEC TRANSFERRED ASSETS (Details) (MEC Transferred Assets)	Apr. 30, 2010 USD ($)	Oct. 31, 2010 Consideration Adjustment CAD	Sep. 30, 2010 Consideration Adjustment CAD	Apr. 30, 2010 Consideration Adjustment CAD	Apr. 30, 2010 As Previously Reported USD ($)
ACQUISITION OF MEC TRANSFERRED ASSETS
Estimated fair value of transferred assets					$ 346,400,000
Cash acquired					40,000,000
Cash payment to unsecured creditors	90,500,000				89,000,000
Cash paid as a reimbursement for certain expenses incurred in connection with the action commenced by the Creditors' Committee					1,500,000
Purchase price consideration				20,439,000	396,900,000
Purchase price consideration adjustment
Directors' and officers' insurance proceeds		2,500,000	5,900,000	8,443,000
Bankruptcy claims				11,169,000
Proceeds from the sale of Lone Star LP				(578,000)
Changes in fair value of net assets retained under the Plan				1,405,000
Purchase price consideration adjustment				20,439,000

EARNINGS (LOSS) PER SHARE (Details) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNINGS (LOSS) PER SHARE
Income from continuing operations	71,337	57,942	68,403
Income (loss) from discontinued operations		94,449	(121,269)
Net income (loss)	71,337	152,391	(52,866)
Weighted average number of Common and Class B Shares outstanding	46,855,000	46,888,000	46,708,000
Stock options and share units (in shares)	21,000	82,000
Weighted average number of Common and Class B Shares outstanding, diluted	46,876,000	46,970,000	46,708,000
Basic earnings (loss) per Common or Class B Share
- from continuing operations (in dollars per share)	1.52	1.24	1.47
- from discontinued operations (in dollars per share)		2.01	(2.6)
Total (in dollars per share)	1.52	3.25	(1.13)
Diluted earnings (loss) per Common or Class B Share
- from continuing operations (in dollars per share)	1.52	1.23	1.47
- from discontinued operations (in dollars per share)		2.01	(2.6)
Total (in dollars per share)	1.52	3.24	(1.13)
Antidilutive securities excluded from the computation of diluted earnings (loss) per share (in shares)	50,000	225,000	881,544

DETAILS OF CASH FROM OPERATING ACTIVITIES (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Items not involving current cash flows
Straight-line rent adjustment	1,526	1,353	1,093
Stock-based compensation expense	1,616	1,994	3,459
Depreciation and amortization	42,773	42,701	42,413
Future income taxes	(5,127)	(3,527)	10,654
Foreign exchange forward contracts	359		(10)
Amortization of issuance costs and accretion of discount of Debentures	353	353	353
Amortization of deferred financing costs	188
Foreign exchange on note receivable	174	(409)
Write-down of long-lived assets		19,473
Purchase price consideration adjustment			(20,439)
Impairment recovery related to loans receivable from MEC			(10,037)
Other	480	94	(163)
Items not involving current cash flows	42,342	62,032	27,323
Changes in non-cash working capital balances
Accounts receivable	2,945	(3,912)	(1,067)
Prepaid expenses and other	(100)	5,673	(5,601)
Accounts payable and accrued liabilities	6,515	(9,530)	(5,601)
Income taxes	(8,926)	(5,347)	13,984
Deferred revenue	3,055	4,819	(2,583)
Restricted cash	(522)
Loans receivable from MEC, net			(615)
Changes in non-cash working capital balances	2,967	(8,297)	(1,483)

DETAILS OF CASH FROM OPERATING ACTIVITIES (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		3 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Share Plan	Jun. 30, 2011 Class B Subordinate Voting Share	Jun. 30, 2011 Stronach shareholder	Dec. 31, 2011 Stronach shareholder	Jun. 30, 2011 Stronach shareholder Class B Subordinate Voting Share	Dec. 31, 2011 Stronach shareholder Class B Subordinate Voting Share	Apr. 30, 2010 MEC Transferred Assets
Non-cash investing and financing activities
Amount of outstanding MEC loans								$ 347.1
Cash payments								$ 90.5
Number of shares purchased for cancellation	83,000		183,999	363,414	363,414	363,414	363,414
Common shares issued under the Company's Share Plan		15,000

DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION (Details) (Senior Unsecured Debentures, CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Senior Unsecured Debentures
Fair Value
Fair value, debt	294.2	291.8

DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION (Details 2) (Rental revenue, Magna)	12 Months Ended
Dec. 31, 2012
Rental revenue | Magna
Credit risk
Rental revenue contributed by Magna (as a percent)	97.00%

DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION (Details 3) (Interest Rate Risk, CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Unsecured senior revolving credit facility maturing 2014
Interest Rate Risk
Hypothetical change in annual interest rates, financial assets and liabilities (as a percent)	0.50%
Cash and Cash Equivalents
Interest Rate Risk
Hypothetical change in annual interest rates, financial assets and liabilities (as a percent)	0.50%
Maximum maturity period of short-term investments on which the entity is exposed to interest rate risk	3 months
Amount of Interest expense and other financing costs, net that would have been impacted due to a hypothetical change in annual interest rates	0.2

DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION (Details 4) (Derivatives not designated as hedging instruments, Foreign exchange forward contracts)	Dec. 31, 2012 item	Dec. 31, 2012 Accounts payable and accrued liabilities CAD	Dec. 31, 2012 Canadian dollars CAD	Dec. 31, 2012 Euro EUR (€)
Derivative Financial Instruments
Number of contracts held	2
Foreign exchange forward contracts purchase amount			12,800,000
Foreign exchange forward contracts sale amount				10,000,000
Foreign exchange forward contracts		359,000

DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION (Details 5) (Derivatives not designated as hedging instruments, Foreign exchange forward contracts, CAD)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Derivatives not designated as hedging instruments | Foreign exchange forward contracts
Derivative Financial Instruments
Amount of Gains Recognized in Income on Derivatives	566	10

DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION (Details 6) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Income-producing properties item	Dec. 31, 2012 Recurring basis Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Dec. 31, 2011 Recurring basis Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Dec. 31, 2012 Recurring basis Significant Other Observable Inputs (Level 2)	Dec. 31, 2011 Non-recurring basis Significant Unobservable Inputs (Level 3) Income-producing properties
Assets carried at fair value
Cash and cash equivalents				51,073	56,908
Restricted cash	522			522
Assets carried at fair value				51,595			12,774
Aggregate cost of income-producing properties	1,136,158	1,154,780					29,200
Liabilities carried at fair value
Foreign exchange forward contracts						359
Other information
Number of income producing properties impaired			2

TRANSACTIONS WITH RELATED PARTIES (Details)	12 Months Ended		6 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2010 CAD	Dec. 31, 2011 Company owned by an individual who became the Chairman of the Board of Directors Certain Class A Shareholders CAD	Jun. 30, 2011 Magna CAD	Dec. 31, 2010 Magna CAD	Dec. 31, 2009 Magna Previously recorded CAD	Jun. 30, 2010 Magna Adjustment CAD	Dec. 31, 2010 Magna Adjustment CAD	Dec. 31, 2010 Magna Loans to MEC CAD	Apr. 30, 2010 Magna 2007 MEC Bridge Loan Maximum USD ($)	Apr. 30, 2010 Magna MEC Project Financing Facilities Gulfstream Park Racing Association, Inc. USD ($)	Apr. 30, 2010 Magna MEC Project Financing Facilities Remington Park, Inc. USD ($)	Apr. 30, 2010 Magna 2008 MEC Loan Maximum USD ($)	Jun. 30, 2011 Affiliate of Mr. Frank Stronach USD ($)	Dec. 31, 2010 Affiliate of Mr. Frank Stronach USD ($)	Jun. 30, 2011 Affiliate of a former director CAD	Dec. 31, 2010 Affiliate of a former director CAD
TRANSACTIONS WITH RELATED PARTIES
Legal and Advisory fees paid		2,100,000
Amount of loan, before increase									80,000,000
Amount of loan										162,300,000	34,200,000	125,000,000
Amount of loan, after increase									125,000,000
Interest and other income from MEC	1,893,000							1,900,000
Impairment provision	10,037,000				(95,700,000)	10,000,000	10,037,000
Reconciliation of the changes in the impairment recovery related to the loans receivable from MEC
Directors' and officers' insurance proceeds						13,065,000
Sale proceeds from liquidated assets under the Plan						7,577,000
Bankruptcy claims						15,988,000
Changes in fair value of net assets retained under the Plan						5,383,000
Other related party information
Lease termination fees receivable				2,000,000
Reimbursement of expenses to related party			3,000	500,000
Payment for legal, consulting and other services to related party			100,000	2,400,000									$ 1,000,000	$ 2,000,000	100,000	100,000

SEGMENTED INFORMATION (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segmented information
Revenue	181,115	180,937	179,122
Real estate properties, net	1,136,158	1,154,780
Fixed assets, net	1,837	36
Europe
Segmented information
Revenue	75,867	77,894	75,631
Real estate properties, net	449,599	461,529
Fixed assets, net	266	5
Canada
Segmented information
Revenue	61,319	60,146	58,983
Real estate properties, net	404,336	410,150
Fixed assets, net	1,571	31
U.S.
Segmented information
Revenue	31,632	30,762	32,158
Real estate properties, net	219,653	215,167
Mexico
Segmented information
Revenue	12,297	12,135	12,350
Real estate properties, net	62,570	67,934

DISCONTINUED OPERATIONS (Details) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended					12 Months Ended																		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Class B Common Shares	Dec. 31, 2011 Arrangement Transferred Assets and Business	Dec. 31, 2010 Arrangement Transferred Assets and Business	Dec. 31, 2011 Arrangement Transferred Assets and Business Class B Common Shares	Dec. 31, 2011 Arrangement Transferred Assets and Business Fair Value	Dec. 31, 2011 Arrangement Transferred Assets and Business Carrying Value	Dec. 31, 2011 Arrangement Transferred Assets and Business Gain	Dec. 31, 2011 Development properties Fair Value Level 1 and 2	Dec. 31, 2011 Development properties Fair Value Level 2	Dec. 31, 2011 Development properties Fair Value Level 3	Dec. 31, 2011 Development properties Carrying Value	Dec. 31, 2011 Development properties Gain	Dec. 31, 2011 Income-producing property and property in United States Fair Value Level 3	Dec. 31, 2011 Income-producing property and property in United States Carrying Value	Dec. 31, 2011 Income-producing property and property in United States Gain	Dec. 31, 2011 Racing & Gaming Business The Village at Gulfstream Park	Jun. 30, 2011 Racing & Gaming Business The Village at Gulfstream Park	Dec. 31, 2011 Racing & Gaming Business MJC	Jun. 30, 2011 Racing & Gaming Business MJC	Dec. 31, 2011 Racing & Gaming Business Fair Value Level 1 and 2	Dec. 31, 2011 Racing & Gaming Business Fair Value Level 2	Dec. 31, 2011 Racing & Gaming Business Fair Value Level 3	Dec. 31, 2011 Racing & Gaming Business Carrying Value	Dec. 31, 2011 Racing & Gaming Business Gain	Dec. 31, 2011 Lone Star LP
Results of operations related to discontinued operations
Revenues					262,345	189,876
Purses, awards and other					148,584	103,878
Operating costs					80,208	93,233
Property operating costs					933	1,770
General and administrative					21,759	27,853
Depreciation and amortization					3,445	9,526
Interest income					(310)	(422)
Foreign exchange gains					(51)	(101)
Equity loss					1,952	29,951
Write-down of long-lived and intangible assets						44,499
Operating income (loss)					5,825	(120,311)
Loss on disposal of real estate						(1,305)
Income (loss) before income taxes					5,825	(121,616)
Income tax recovery					(1,196)	(347)
Income (loss) from operations					7,021	(121,269)
Net gain on disposition of discontinued operations, net of income tax					87,428					87,428
Income taxes					(10,502)					(10,502)
Income (loss) from discontinued operations, net of income tax		94,449	(121,269)		94,449	(121,269)
Additional disclosures
Number of shares purchased for cancellation	83,000			183,999			363,414
Distribution under Plan of Arrangement		680,630			680,600
Fair values and carrying values of the Arrangement Transferred Assets & Business
Current assets											2,320			2,320									82,650			82,650
Land held for development													218,039	132,257	85,782
Land and building																15,997	9,354	6,643
Current liabilities												(4,250)		(4,250)										(37,698)		(37,698)
Future taxes													(1,395)	(1,395)											(24,414)	(24,414)
Fixed assets																								6,935		6,935
Racing lands and other long-term assets																									392,471	384,754	7,717
Technology companies																									45,872	40,562	5,310
Other liabilities																								(4,311)		(4,311)
Gain on disposition before transaction costs and income taxes										105,452
Gain on disposition before transaction costs and income taxes								692,216	586,764
Transaction costs										(8,042)
Net gain on disposition before undernoted										97,410
Reclassification to net income of foreign currency translation gain and net unrecognized actuarial pension loss										520
Other information
Joint venture interest (as a percent)																			50.00%	50.00%	50.00%	51.00%
Current and long-term portions of the proceeds from the sale of Lone Star LP as a percent of outstanding total proceeds from sale																												50.00%

COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2012 CAD	Nov. 14, 2006 MEC Meadows Holdback Agreement USD ($)	Feb. 15, 2011 Civil conspiracy, false light invasion of privacy and defamation USD ($)
Commitments and contingencies
Compensatory damages			$ 300,000,000
Punitive damages			300,000,000
Contractual commitments related to construction and development projects and environmental and appraisal reports	9,100,000
Amount receivable on sale of meadows (including additional amount receivable on this sale)		25,000,000
Term over which amount receivable on sale of meadows		5 years
Letters of credit outstanding	1,100,000
Future minimum rental payments to be paid under operating leases
2013	421,000
2014	421,000
2015	421,000
2016	421,000
2017	208,000
Thereafter	453,000
Total	2,345,000

SUBSEQUENT EVENTS (Details) (Subsequent event) In Millions, except Share data, unless otherwise specified	0 Months Ended		0 Months Ended
	Feb. 28, 2013 Meadows Holdback Agreement Stronach shareholder USD ($)	Feb. 13, 2013 Flex industrial properties USD ($) item	Feb. 13, 2013 Flex industrial properties First mortgage debt USD ($)	Feb. 13, 2013 Flex industrial properties Unsecured senior revolving credit facility maturing 2015 USD ($)	Jan. 03, 2013 REIT Conversion Stapled Units	Jan. 03, 2013 REIT Conversion Stapled Units Granite Plan Option Holders	Jan. 03, 2013 REIT Conversion Granite REIT Stapled Units	Feb. 14, 2013 REIT Conversion Granite REIT Stapled Units Distributions declared CAD	Jan. 15, 2013 REIT Conversion Granite REIT Stapled Units Distributions declared CAD	Feb. 16, 2013 REIT Conversion Granite REIT Stapled Units Distributions paid CAD
Subsequent Events
Exchange ratio of common shares					1	1
Number of units of Granite Real Estate Investment Trust included in stapled units							1
Number of common shares of Granite REIT, Inc included in stapled units							1
Distributions per stapled unit								0.175	0.175
Distributions								8.2	8.2	8.2
Percentage of interest acquired		90.00%
Number of income-producing properties acquired located in the United States		2
Purchase price consideration		35.8
Debt issued to fund acquisition of income-producing properties			21.5	14.3
Settlement agreement, aggregate amount	10
Settlement agreement, amount to be settled in cash	3
Settlement agreement, promissory note	7
Settlement agreement, promissory note monthly installment	$ 1